UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2020

This report on Form N-CSR relates solely to the Registrant’s to Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD Income Fund series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity Managed Retirement Income Fund℠
Fidelity Managed Retirement 2010 Fund℠
Fidelity Managed Retirement 2015 Fund℠
Fidelity Managed Retirement 2020 Fund℠
Fidelity Managed Retirement 2025 Fund℠
Fidelity Managed Retirement 2030 Fund℠

Annual Report

July 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2030 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Managed Retirement Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	0.72%	2.93%	4.97%
Fidelity Managed Retirement Income Fund℠	7.12%	4.42%	5.86%
Class K	7.24%	4.44%	5.87%
Class K6	7.35%	4.46%	5.88%
Class I	7.14%	4.42%	5.86%
Class Z6	7.35%	4.46%	5.88%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement Income Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement Income Fund℠, a class of the fund, on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,672	Fidelity Managed Retirement Income Fund℠
$14,616	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.03%	3.82%	6.21%
Fidelity Managed Retirement 2010 Fund℠	7.46%	5.32%	7.11%
Class K	7.56%	5.34%	7.12%
Class K6	7.68%	5.37%	7.13%
Class I	7.47%	5.33%	7.11%
Class Z6	7.68%	5.37%	7.13%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2010 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2010 Fund℠, a class of the fund, on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,873	Fidelity Managed Retirement 2010 Fund℠
$14,616	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.36%	4.16%	6.57%
Fidelity Managed Retirement 2015 Fund℠	7.83%	5.66%	7.47%
Class K	7.92%	5.68%	7.48%
Class K6	8.03%	5.70%	7.49%
Class I	7.81%	5.66%	7.47%
Class Z6	8.03%	5.71%	7.50%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2015 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2015 Fund℠, a class of the fund, on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,559	Fidelity Managed Retirement 2015 Fund℠
$14,616	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.57%	4.42%	6.90%
Fidelity Managed Retirement 2020 Fund℠	8.04%	5.93%	7.81%
Class K	8.17%	5.95%	7.82%
Class K6	8.27%	5.97%	7.83%
Class I	8.05%	5.93%	7.81%
Class Z6	8.26%	5.97%	7.83%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2020 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2020 Fund℠, a class of the fund, on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,210	Fidelity Managed Retirement 2020 Fund℠
$14,616	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	1.80%	4.60%	7.26%
Fidelity Managed Retirement 2025 Fund℠	8.30%	6.11%	8.17%
Class K	8.42%	6.14%	8.18%
Class K6	8.52%	6.16%	8.19%
Class I	8.29%	6.12%	8.17%
Class Z6	8.51%	6.16%	8.20%

 The initial offering of Class K, Class K6 and Class Z6 took place on August 1, 2019. Returns prior to August 1, 2019 are those of Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2025 Fund and Class I, respectively, and have not been restated to reflect current expenses.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2025 Fund℠, a class of the fund, on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,937	Fidelity Managed Retirement 2025 Fund℠
$36,558	S&P 500® Index

Fidelity Managed Retirement 2030 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Managed Retirement 2030 Fund℠ will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2030 Fund℠, a class of the fund, on August 16, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,966	Fidelity Managed Retirement 2030 Fund℠
$11,533	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending July 31, 2020, financial markets were highly influenced by the global outbreak and spread of the coronavirus, which curtailed economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts led to increased uncertainty, broad-based contraction in economic activity, elevated volatility and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses provided a partial offset to the economic disruption and fueled a sharp uptrend for many assets from March 24 through July 31.

Non-U.S. equities gained 0.82% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index, reflecting significant ups and downs related to the pandemic. From a regional perspective, emerging markets (+7%), Europe ex U.K. (+4%) and Japan (+2%) outperformed the broader index. Conversely, the U.K. (-15%), Asia Pacific ex Japan (-9%) and Canada (-1%) lagged. By sector, information technology (+34%) and health care (+24%) led. On the other end of the spectrum, the energy sector (-28%) underperformed by the widest margin, while financials (-16%) and industrials (-3%) also notably trailed the index.

The Dow Jones U.S. Total Stock Market Index gained 10.80% for the 12 months. After a sharp decline in the first quarter of 2020 (-20.96%) due to the coronavirus outbreak, U.S. equities rebounded with a 22.09% advance in the second quarter and added 5.65% in July. Among sectors, energy (-39%) fared worst, whereas information technology (+37%) led the way by a wide margin. Consumer discretionary (+24%) and health care (+20%) also stood out this period. Large-cap stocks topped smaller-caps, while growth handily outpaced value. Elsewhere, commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 10.12%, as investors generally sought assets with greater perceived safety and yields plunged. U.S. corporate bonds (+11.86%) and Treasury bonds (+11.84%) led the way, while Treasury Inflation-Protected Securities (+10.23%) also performed well. Agency bonds (+7.24%) and mortgage-backed securities (+5.43%) lagged the Bloomberg Barclays index. Extended (non-core) categories, including emerging-markets debt (+4.08%), high-yield bonds (+2.99%) and floating-rate bank loans (-0.79%) turned in lower returns.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for the share classes of Fidelity® Managed Retirement Funds (excluding sales charges, if applicable) ranged from about 7% to 8.5%, with performance trending higher among the Funds for investors with a longer retirement horizon. Funds for investors with a greater number years to invest in retirement – those with more exposure to equities and lower allocations to fixed-income and short-term securities – fared a bit better than those that invest in a greater percentage of fixed-income and short-term debt, and less equity exposure. Each Fidelity Managed Retirement Fund lagged its Composite index this period, primarily due to active asset allocation. Specifically, a non-Composite allocation to commodities was the largest detractor the past 12 months, as this asset class returned -12.07%, according to the Bloomberg Barclays Commodity Index Total Return. Underweighting two strong-performing asset classes – U.S. equities and investment-grade bonds – also hindered the Funds’ relative results. Conversely, the performance of the Funds’ underlying investment portfolios was strong overall. In particular, the Funds’ investments in underlying non-U.S. equities contributed most, while investments in U.S. equities and investment-grade bonds also added value this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On June 13, 2020, Fidelity Managed Retirement 2005 Fund and Fidelity Advisor Managed Retirement 2005 Fund closed to new investors in anticipation of their planned mergers into the Managed Retirement Income funds.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	13.9
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	8.8
Fidelity Series Investment Grade Securitized Fund	7.8
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Government Money Market Fund 0.23%	5.7
Fidelity Series Short-Term Credit Fund	4.2
Fidelity Series Commodity Strategy Fund	2.5
83.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.9%
International Equity Funds	12.4%
Bond Funds	54.9%
Short-Term Funds	23.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 8.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	11,317	$217,859
Fidelity Series Commodity Strategy Fund (a)	94,698	384,476
Fidelity Series Large Cap Growth Index Fund (a)	11,043	149,519
Fidelity Series Large Cap Stock Fund (a)	10,605	152,816
Fidelity Series Large Cap Value Index Fund (a)	25,343	289,412
Fidelity Series Small Cap Opportunities Fund (a)	5,766	72,999
Fidelity Series Value Discovery Fund (a)	8,569	103,258
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,370,785)		1,370,339

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	7,384	74,503
Fidelity Series Emerging Markets Fund (a)	11,601	107,769
Fidelity Series Emerging Markets Opportunities Fund (a)	47,566	983,193
Fidelity Series International Growth Fund (a)	10,995	197,477
Fidelity Series International Index Fund (a)	8,376	81,082
Fidelity Series International Small Cap Fund (a)	3,954	66,266
Fidelity Series International Value Fund (a)	23,051	196,856
Fidelity Series Overseas Fund (a)	18,203	197,866
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,738,174)		1,905,012

Bond Funds - 54.9%
Fidelity Series Corporate Bond Fund (a)	117,591	1,347,592
Fidelity Series Emerging Markets Debt Fund (a)	11,212	102,922
Fidelity Series Floating Rate High Income Fund (a)	2,421	21,209
Fidelity Series Government Bond Index Fund (a)	140,107	1,594,418
Fidelity Series High Income Fund (a)	12,275	112,680
Fidelity Series Inflation-Protected Bond Index Fund (a)	174,099	1,843,704
Fidelity Series International Credit Fund (a)	825	8,567
Fidelity Series Investment Grade Bond Fund (a)	144,114	1,778,370
Fidelity Series Investment Grade Securitized Fund (a)	112,704	1,202,552
Fidelity Series Long-Term Treasury Bond Index Fund (a)	32,872	355,344
Fidelity Series Real Estate Income Fund (a)	6,496	64,573
TOTAL BOND FUNDS
(Cost $7,759,543)		8,431,931

Short-Term Funds - 23.8%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	885,768	885,768
Fidelity Series Short-Term Credit Fund (a)	62,828	644,612
Fidelity Series Treasury Bill Index Fund (a)	212,837	2,130,496
TOTAL SHORT-TERM FUNDS
(Cost $3,641,088)		3,660,876
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,509,590)		15,368,158
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,692)
NET ASSETS - 100%		$15,365,466

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$20,173	$24,505	$43,850	$2,462	$(2,693)	$1,865	$--
Fidelity Series Blue Chip Growth Fund	34,827	151,878	70,067	3,985	1,151	17,297	217,859
Fidelity Series Canada Fund	17,267	48,263	17,600	485	(1,889)	95	74,503
Fidelity Series Commodity Strategy Fund	220,681	232,187	167,111	3,786	(20,711)	(20,754)	384,476
Fidelity Series Corporate Bond Fund	488,227	574,699	265,178	23,168	(2,885)	64,672	1,347,592
Fidelity Series Emerging Markets Debt Fund	45,351	45,136	23,434	2,913	(1,077)	(608)	102,922
Fidelity Series Emerging Markets Fund	23,291	62,654	22,325	828	(672)	4,940	107,769
Fidelity Series Emerging Markets Opportunities Fund	209,317	554,528	209,289	8,303	(3,580)	76,588	983,193
Fidelity Series Floating Rate High Income Fund	9,415	8,994	4,200	593	(184)	(554)	21,209
Fidelity Series Government Bond Index Fund	669,456	696,452	434,472	18,506	4,417	77,645	1,594,418
Fidelity Series Government Money Market Fund 0.23%	289,722	1,032,949	649,963	4,557	--	--	885,768
Fidelity Series Growth Company Fund	69,699	94,512	177,799	7,909	21,908	(8,320)	--
Fidelity Series High Income Fund	47,607	47,253	20,999	3,556	(804)	(434)	112,680
Fidelity Series Inflation-Protected Bond Index Fund	846,480	748,450	482,378	12,875	(571)	57,727	1,843,704
Fidelity Series International Credit Fund	4,229	268	--	267	--	133	8,567
Fidelity Series International Growth Fund	158,131	124,669	171,077	6,095	158	8,893	197,477
Fidelity Series International Index Fund	--	59,111	9,376	--	(25)	(49)	81,082
Fidelity Series International Small Cap Fund	34,041	34,922	29,050	1,839	(1,154)	2,572	66,266
Fidelity Series International Value Fund	148,030	137,862	143,365	6,764	(13,069)	(9,777)	196,856
Fidelity Series Intrinsic Opportunities Fund	85,017	118,770	197,151	4,549	(8,062)	1,426	--
Fidelity Series Investment Grade Bond Fund	712,639	724,944	381,271	26,352	(1,624)	76,319	1,778,370
Fidelity Series Investment Grade Securitized Fund	505,225	515,477	279,500	18,809	64	20,100	1,202,552
Fidelity Series Large Cap Growth Index Fund	--	106,267	21,915	--	424	9,119	149,519
Fidelity Series Large Cap Stock Fund	74,623	121,692	97,696	4,375	(4,614)	1,007	152,816
Fidelity Series Large Cap Value Index Fund	21,580	210,553	52,671	1,467	(1,387)	(184)	289,412
Fidelity Series Long-Term Treasury Bond Index Fund	227,793	181,935	224,273	21,178	17,823	22,010	355,344
Fidelity Series Opportunistic Insights Fund	38,453	49,951	88,492	4,372	3,490	(3,402)	--
Fidelity Series Overseas Fund	3,579	189,000	81,828	295	(2,999)	13,038	197,866
Fidelity Series Real Estate Income Fund	30,112	28,413	13,161	2,136	(1,178)	(3,062)	64,573
Fidelity Series Short-Term Credit Fund	289,787	174,554	87,402	9,328	(945)	8,567	644,612
Fidelity Series Small Cap Discovery Fund	10,573	10,830	20,308	478	(1,072)	(23)	--
Fidelity Series Small Cap Opportunities Fund	31,878	52,059	36,341	2,178	(374)	(1,812)	72,999
Fidelity Series Stock Selector Large Cap Value Fund	57,653	77,879	127,837	3,851	(7,982)	287	--
Fidelity Series Treasury Bill Index Fund	868,825	663,674	259,400	16,898	174	1,988	2,130,496
Fidelity Series Value Discovery Fund	41,264	76,109	50,583	2,030	(2,954)	(69)	103,258
	$6,334,945	$7,981,399	$4,961,362	$227,187	$(32,896)	$417,240	$15,368,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,370,339	$1,370,339	$--	$--
International Equity Funds	1,905,012	1,905,012	--	--
Bond Funds	8,431,931	8,431,931	--	--
Short-Term Funds	3,660,876	3,660,876	--	--
Total Investments in Securities:	$15,368,158	$15,368,158	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $14,509,590)	$15,368,158
Total Investment in Securities (cost $14,509,590)		$15,368,158
Cash		14
Receivable for investments sold		97,969
Receivable for fund shares sold		23,068
Total assets		15,489,209
Liabilities
Payable for investments purchased	$115,907
Payable for fund shares redeemed	2,240
Accrued management fee	5,504
Distribution and service plan fees payable	92
Total liabilities		123,743
Net Assets		$15,365,466
Net Assets consist of:
Paid in capital		$14,541,677
Total accumulated earnings (loss)		823,789
Net Assets		$15,365,466
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($452,940 ÷ 7,493.92 shares)(a)		$60.44
Maximum offering price per share (100/94.25 of $60.44)		$64.13
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($13,964,554 ÷ 231,117.91 shares)		$60.42
Class K:
Net Asset Value, offering price and redemption price per share ($107,089 ÷ 1,772.21 shares)		$60.43
Class K6:
Net Asset Value, offering price and redemption price per share ($433,867 ÷ 7,181.05 shares)		$60.42
Class I:
Net Asset Value, offering price and redemption price per share ($299,820 ÷ 4,957.45 shares)		$60.48
Class Z6:
Net Asset Value, offering price and redemption price per share ($107,196 ÷ 1,774.57 shares)		$60.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$153,586
Expenses
Management fee	$35,950
Distribution and service plan fees	595
Independent trustees' fees and expenses	28
Total expenses		36,573
Net investment income (loss)		117,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13
Affiliated issuers	(32,896)
Capital gain distributions from underlying funds:
Affiliated issuers	73,601
Total net realized gain (loss)		40,718
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	417,240
Total change in net unrealized appreciation (depreciation)		417,240
Net gain (loss)		457,958
Net increase (decrease) in net assets resulting from operations		$574,971

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,013	$126,589
Net realized gain (loss)	40,718	59,310
Change in net unrealized appreciation (depreciation)	417,240	113,890
Net increase (decrease) in net assets resulting from operations	574,971	299,789
Distributions to shareholders	(179,542)	(276,381)
Share transactions - net increase (decrease)	8,637,532	(739,305)
Total increase (decrease) in net assets	9,032,961	(715,897)
Net Assets
Beginning of period	6,332,505	7,048,402
End of period	$15,365,466	$6,332,505

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$57.74	$57.55	$61.00	$59.02	$58.61
Income from Investment Operations
Net investment income (loss)A	.684	1.029	.884	.756	.758
Net realized and unrealized gain (loss)	3.226	1.594	.494	2.008	.457
Total from investment operations	3.910	2.623	1.378	2.764	1.215
Distributions from net investment income	(.776)	(1.047)	(.853)	(.717)	(.754)
Distributions from net realized gain	(.434)	(1.386)	(3.975)	(.067)	(.051)
Total distributions	(1.210)	(2.433)	(4.828)	(.784)	(.805)
Net asset value, end of period	$60.44	$57.74	$57.55	$61.00	$59.02
Total ReturnB,C	6.86%	4.78%	2.35%	4.73%	2.12%
Ratios to Average Net AssetsD,E
Expenses before reductions	.70%	.71%	.71%F	.32%	.25%
Expenses net of fee waivers, if any	.70%	.71%	.71%F	.32%	.25%
Expenses net of all reductions	.70%	.71%	.71%F	.32%	.25%
Net investment income (loss)	1.18%	1.83%	1.51%	1.27%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$453	$177	$147	$287	$293
Portfolio turnover rateE	62%G	68%	19%	111%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$57.73	$57.54	$61.00	$59.01	$58.61
Income from Investment Operations
Net investment income (loss)A	.829	1.170	1.024	.905	.901
Net realized and unrealized gain (loss)	3.220	1.589	.512	2.003	.452
Total from investment operations	4.049	2.759	1.536	2.908	1.353
Distributions from net investment income	(.925)	(1.183)	(1.021)	(.851)	(.902)
Distributions from net realized gain	(.434)	(1.386)	(3.975)	(.067)	(.051)
Total distributions	(1.359)	(2.569)	(4.996)	(.918)	(.953)
Net asset value, end of period	$60.42	$57.73	$57.54	$61.00	$59.01
Total ReturnB	7.12%	5.04%	2.63%	4.98%	2.37%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.46%	.47%	.07%	- %E
Expenses net of fee waivers, if any	.45%	.46%	.47%	.07%	-%
Expenses net of all reductions	.45%	.46%	.46%	.07%	-%
Net investment income (loss)	1.43%	2.08%	1.76%	1.52%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$13,965	$6,060	$6,734	$10,828	$13,227
Portfolio turnover rateD	62%F	68%	19%	111%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$57.81
Income from Investment Operations
Net investment income (loss)B	.889
Net realized and unrealized gain (loss)	3.146
Total from investment operations	4.035
Distributions from net investment income	(.981)
Distributions from net realized gain	(.434)
Total distributions	(1.415)
Net asset value, end of period	$60.43
Total ReturnC	7.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%
Expenses net of fee waivers, if any	.35%
Expenses net of all reductions	.35%
Net investment income (loss)	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateE	62%F

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class K6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$57.81
Income from Investment Operations
Net investment income (loss)B	.941
Net realized and unrealized gain (loss)	3.151
Total from investment operations	4.092
Distributions from net investment income	(1.048)
Distributions from net realized gain	(.434)
Total distributions	(1.482)
Net asset value, end of period	$60.42
Total ReturnC	7.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%
Expenses net of fee waivers, if any	.25%
Expenses net of all reductions	.25%
Net investment income (loss)	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$434
Portfolio turnover rateE	62%F

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$57.71	$57.52	$60.99	$58.99	$58.59
Income from Investment Operations
Net investment income (loss)A	.828	1.167	1.025	.906	.899
Net realized and unrealized gain (loss)	3.233	1.593	.500	2.013	.454
Total from investment operations	4.061	2.760	1.525	2.919	1.353
Distributions from net investment income	(.857)	(1.184)	(1.020)	(.852)	(.902)
Distributions from net realized gain	(.434)	(1.386)	(3.975)	(.067)	(.051)
Total distributions	(1.291)	(2.570)	(4.995)	(.919)	(.953)
Net asset value, end of period	$60.48	$57.71	$57.52	$60.99	$58.99
Total ReturnB	7.14%	5.04%	2.62%	5.01%	2.37%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.46%	.46%E	.07%	- %F
Expenses net of fee waivers, if any	.45%	.46%	.46%E	.07%	-%
Expenses net of all reductions	.45%	.46%	.46%E	.07%	-%
Net investment income (loss)	1.43%	2.08%	1.76%	1.52%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$300	$96	$61	$94	$131
Portfolio turnover rateD	62%G	68%	19%	111%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

 G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class Z6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$57.79
Income from Investment Operations
Net investment income (loss)B	.947
Net realized and unrealized gain (loss)	3.145
Total from investment operations	4.092
Distributions from net investment income	(1.038)
Distributions from net realized gain	(.434)
Total distributions	(1.472)
Net asset value, end of period	$60.41
Total ReturnC	7.20%
Ratios to Average Net AssetsD,E
Expenses before reductions	.25%
Expenses net of fee waivers, if any	.25%
Expenses net of all reductions	.25%
Net investment income (loss)	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$107
Portfolio turnover rateE	62%F

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	15.1
Fidelity Series Investment Grade Bond Fund	10.9
Fidelity Series Inflation-Protected Bond Index Fund	10.7
Fidelity Series Government Bond Index Fund	9.7
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Investment Grade Securitized Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Short-Term Credit Fund	4.4
Fidelity Series Large Cap Value Index Fund	3.2
Fidelity Series Commodity Strategy Fund	2.5
79.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	13.3%
International Equity Funds	15.3%
Bond Funds	51.2%
Short-Term Funds	20.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 13.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	9,757	$187,832
Fidelity Series Commodity Strategy Fund (a)	48,563	197,167
Fidelity Series Large Cap Growth Index Fund (a)	9,521	128,909
Fidelity Series Large Cap Stock Fund (a)	9,143	131,752
Fidelity Series Large Cap Value Index Fund (a)	21,849	249,520
Fidelity Series Small Cap Opportunities Fund (a)	4,971	62,936
Fidelity Series Value Discovery Fund (a)	7,388	89,027
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,024,693)		1,047,143

International Equity Funds - 15.3%
Fidelity Series Canada Fund (a)	5,230	52,774
Fidelity Series Emerging Markets Fund (a)	6,674	62,004
Fidelity Series Emerging Markets Opportunities Fund (a)	27,372	565,776
Fidelity Series International Growth Fund (a)	7,788	139,876
Fidelity Series International Index Fund (a)	5,933	57,430
Fidelity Series International Small Cap Fund (a)	2,801	46,937
Fidelity Series International Value Fund (a)	16,327	139,434
Fidelity Series Overseas Fund (a)	12,894	140,153
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,113,520)		1,204,384

Bond Funds - 51.2%
Fidelity Series Corporate Bond Fund (a)	56,680	649,552
Fidelity Series Emerging Markets Debt Fund (a)	5,714	52,451
Fidelity Series Floating Rate High Income Fund (a)	1,194	10,459
Fidelity Series Government Bond Index Fund (a)	67,506	768,214
Fidelity Series High Income Fund (a)	6,024	55,302
Fidelity Series Inflation-Protected Bond Index Fund (a)	79,982	847,006
Fidelity Series International Credit Fund (a)	568	5,896
Fidelity Series Investment Grade Bond Fund (a)	69,454	857,060
Fidelity Series Investment Grade Securitized Fund (a)	54,296	579,334
Fidelity Series Long-Term Treasury Bond Index Fund (a)	16,865	182,310
Fidelity Series Real Estate Income Fund (a)	3,140	31,209
TOTAL BOND FUNDS
(Cost $3,675,288)		4,038,793

Short-Term Funds - 20.2%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	53,058	53,058
Fidelity Series Short-Term Credit Fund (a)	34,048	349,334
Fidelity Series Treasury Bill Index Fund (a)	118,753	1,188,717
TOTAL SHORT-TERM FUNDS
(Cost $1,580,022)		1,591,109
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,393,523)		7,881,429
NET OTHER ASSETS (LIABILITIES) - 0.0%		(131)
NET ASSETS - 100%		$7,881,298

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$52,702	$20,016	$70,766	$5,658	$(7,417)	$5,465	$--
Fidelity Series Blue Chip Growth Fund	91,376	173,405	101,707	10,266	4,854	19,904	187,832
Fidelity Series Canada Fund	35,214	49,127	27,818	890	(3,082)	(667)	52,774
Fidelity Series Commodity Strategy Fund	328,115	121,788	196,109	5,254	(38,405)	(18,222)	197,167
Fidelity Series Corporate Bond Fund	669,120	211,398	283,465	25,545	3,978	48,521	649,552
Fidelity Series Emerging Markets Debt Fund	67,367	15,873	26,748	3,426	(1,857)	(2,184)	52,451
Fidelity Series Emerging Markets Fund	46,580	39,875	25,883	1,291	(757)	2,189	62,004
Fidelity Series Emerging Markets Opportunities Fund	415,644	339,433	252,294	12,944	3,198	59,795	565,776
Fidelity Series Floating Rate High Income Fund	13,969	2,338	4,868	708	(376)	(604)	10,459
Fidelity Series Government Bond Index Fund	917,512	224,025	456,803	20,864	25,940	57,540	768,214
Fidelity Series Government Money Market Fund 0.23%	350,940	392,771	690,653	4,574	--	--	53,058
Fidelity Series Growth Company Fund	183,479	81,699	291,835	17,616	48,436	(21,779)	--
Fidelity Series High Income Fund	70,577	12,332	24,375	4,163	(1,697)	(1,535)	55,302
Fidelity Series Inflation-Protected Bond Index Fund	1,010,607	219,060	431,871	13,661	7,280	41,930	847,006
Fidelity Series International Credit Fund	5,466	345	--	345	--	85	5,896
Fidelity Series International Growth Fund	322,663	58,690	256,476	11,036	12,896	2,103	139,876
Fidelity Series International Index Fund	--	66,957	10,421	--	241	653	57,430
Fidelity Series International Small Cap Fund	70,113	19,770	45,304	3,331	(1,445)	3,803	46,937
Fidelity Series International Value Fund	301,895	91,880	226,022	12,247	(32,556)	4,237	139,434
Fidelity Series Intrinsic Opportunities Fund	223,921	107,838	317,380	11,558	(17,907)	3,528	--
Fidelity Series Investment Grade Bond Fund	976,691	218,177	405,694	28,731	9,409	58,477	857,060
Fidelity Series Investment Grade Securitized Fund	692,424	175,952	307,717	21,786	4,329	14,346	579,334
Fidelity Series Large Cap Growth Index Fund	--	142,625	25,495	--	1,402	10,377	128,909
Fidelity Series Large Cap Stock Fund	196,487	93,096	149,344	10,897	(4,260)	(4,227)	131,752
Fidelity Series Large Cap Value Index Fund	56,421	266,468	69,388	3,373	(1,433)	(2,548)	249,520
Fidelity Series Long-Term Treasury Bond Index Fund	373,977	79,119	313,096	27,047	35,283	7,027	182,310
Fidelity Series Opportunistic Insights Fund	100,955	44,548	144,737	9,643	8,085	(8,851)	--
Fidelity Series Overseas Fund	14,003	235,778	120,791	534	(4,357)	15,520	140,153
Fidelity Series Real Estate Income Fund	44,696	7,815	15,273	2,695	(2,038)	(3,991)	31,209
Fidelity Series Short-Term Credit Fund	351,007	60,969	69,532	9,197	(577)	7,467	349,334
Fidelity Series Small Cap Discovery Fund	27,345	9,887	34,631	1,082	(2,686)	85	--
Fidelity Series Small Cap Opportunities Fund	82,904	45,168	57,698	5,490	(31)	(7,407)	62,936
Fidelity Series Stock Selector Large Cap Value Fund	151,664	63,974	198,902	8,893	(17,448)	712	--
Fidelity Series Treasury Bill Index Fund	1,052,425	340,768	206,713	17,212	119	2,118	1,188,717
Fidelity Series Value Discovery Fund	108,376	65,388	78,244	4,681	(3,427)	(3,066)	89,027
	$9,406,635	$4,098,352	$5,938,053	$316,638	$23,694	$290,801	$7,881,429

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,047,143	$1,047,143	$--	$--
International Equity Funds	1,204,384	1,204,384	--	--
Bond Funds	4,038,793	4,038,793	--	--
Short-Term Funds	1,591,109	1,591,109	--	--
Total Investments in Securities:	$7,881,429	$7,881,429	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,393,523)	$7,881,429
Total Investment in Securities (cost $7,393,523)		$7,881,429
Cash		56
Receivable for investments sold		82,380
Receivable for fund shares sold		9,083
Total assets		7,972,948
Liabilities
Payable for investments purchased	$87,982
Payable for fund shares redeemed	500
Accrued management fee	3,129
Distribution and service plan fees payable	39
Total liabilities		91,650
Net Assets		$7,881,298
Net Assets consist of:
Paid in capital		$7,347,711
Total accumulated earnings (loss)		533,587
Net Assets		$7,881,298
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($187,834 ÷ 3,194.83 shares)(a)		$58.79
Maximum offering price per share (100/94.25 of $58.79)		$62.38
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($7,144,386 ÷ 121,453.35 shares)		$58.82
Class K:
Net Asset Value, offering price and redemption price per share ($107,524 ÷ 1,828.29 shares)		$58.81
Class K6:
Net Asset Value, offering price and redemption price per share ($159,978 ÷ 2,719.94 shares)		$58.82
Class I:
Net Asset Value, offering price and redemption price per share ($112,728 ÷ 1,916.65 shares)		$58.82
Class Z6:
Net Asset Value, offering price and redemption price per share ($168,848 ÷ 2,871.30 shares)		$58.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$191,691
Expenses
Management fee	$41,724
Distribution and service plan fees	498
Independent trustees' fees and expenses	33
Total expenses before reductions	42,255
Expense reductions	(1)
Total expenses after reductions		42,254
Net investment income (loss)		149,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8
Affiliated issuers	23,694
Capital gain distributions from underlying funds:
Affiliated issuers	124,947
Total net realized gain (loss)		148,649
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	290,801
Total change in net unrealized appreciation (depreciation)		290,801
Net gain (loss)		439,450
Net increase (decrease) in net assets resulting from operations		$588,887

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$149,437	$177,294
Net realized gain (loss)	148,649	133,568
Change in net unrealized appreciation (depreciation)	290,801	82,087
Net increase (decrease) in net assets resulting from operations	588,887	392,949
Distributions to shareholders	(280,214)	(468,982)
Share transactions - net increase (decrease)	(1,830,376)	122,979
Total increase (decrease) in net assets	(1,521,703)	46,946
Net Assets
Beginning of period	9,403,001	9,356,055
End of period	$7,881,298	$9,403,001

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$56.34	$56.78	$63.87	$60.07	$61.33
Income from Investment Operations
Net investment income (loss)A	.777	.979	.808	.789	.799
Net realized and unrealized gain (loss)	3.204	1.401	1.278	4.240	.112
Total from investment operations	3.981	2.380	2.086	5.029	.911
Distributions from net investment income	(.812)	(1.001)	(.794)	(.754)	(.794)
Distributions from net realized gain	(.719)	(1.819)	(8.382)	(.475)	(1.377)
Total distributions	(1.531)	(2.820)	(9.176)	(1.229)	(2.171)
Net asset value, end of period	$58.79	$56.34	$56.78	$63.87	$60.07
Total ReturnB,C	7.19%	4.47%	3.60%	8.51%	1.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%	.75%	.78%	.33%	.25%
Expenses net of fee waivers, if any	.71%	.75%	.78%	.33%	.25%
Expenses net of all reductions	.71%	.75%	.78%	.33%	.25%
Net investment income (loss)	1.37%	1.78%	1.40%	1.29%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$188	$202	$133	$136	$156
Portfolio turnover rateE	45%	62%	21%	117%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$56.37	$56.80	$63.88	$60.07	$61.33
Income from Investment Operations
Net investment income (loss)A	.920	1.113	.955	.942	.944
Net realized and unrealized gain (loss)	3.204	1.402	1.280	4.236	.116
Total from investment operations	4.124	2.515	2.235	5.178	1.060
Distributions from net investment income	(.955)	(1.126)	(.933)	(.893)	(.943)
Distributions from net realized gain	(.719)	(1.819)	(8.382)	(.475)	(1.377)
Total distributions	(1.674)	(2.945)	(9.315)	(1.368)	(2.320)
Net asset value, end of period	$58.82	$56.37	$56.80	$63.88	$60.07
Total ReturnB	7.46%	4.73%	3.87%	8.78%	1.93%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.50%	.53%	.08%	- %E
Expenses net of fee waivers, if any	.46%	.50%	.53%	.08%	-%
Expenses net of all reductions	.46%	.50%	.53%	.08%	-%
Net investment income (loss)	1.62%	2.02%	1.65%	1.54%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$7,144	$9,091	$9,054	$11,140	$13,819
Portfolio turnover rateD	45%	62%	21%	117%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$56.39
Income from Investment Operations
Net investment income (loss)B	.976
Net realized and unrealized gain (loss)	3.182
Total from investment operations	4.158
Distributions from net investment income	(1.019)
Distributions from net realized gain	(.719)
Total distributions	(1.738)
Net asset value, end of period	$58.81
Total ReturnC,D	7.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%
Expenses net of fee waivers, if any	.36%
Expenses net of all reductions	.36%
Net investment income (loss)	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateF	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class K6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$56.39
Income from Investment Operations
Net investment income (loss)B	1.029
Net realized and unrealized gain (loss)	3.191
Total from investment operations	4.220
Distributions from net investment income	(1.071)
Distributions from net realized gain	(.719)
Total distributions	(1.790)
Net asset value, end of period	$58.82
Total ReturnC,D	7.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%
Expenses net of fee waivers, if any	.26%
Expenses net of all reductions	.26%
Net investment income (loss)	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$160
Portfolio turnover rateF	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$56.36	$56.79	$63.88	$60.07	$61.33
Income from Investment Operations
Net investment income (loss)A	.919	1.105	.950	.942	.942
Net realized and unrealized gain (loss)	3.213	1.414	1.280	4.238	.118
Total from investment operations	4.132	2.519	2.230	5.180	1.060
Distributions from net investment income	(.953)	(1.130)	(.938)	(.895)	(.943)
Distributions from net realized gain	(.719)	(1.819)	(8.382)	(.475)	(1.377)
Total distributions	(1.672)	(2.949)	(9.320)	(1.370)	(2.320)
Net asset value, end of period	$58.82	$56.36	$56.79	$63.88	$60.07
Total ReturnB	7.47%	4.74%	3.86%	8.78%	1.93%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.50%	.53%	.08%	- %E
Expenses net of fee waivers, if any	.46%	.50%	.53%	.08%	-%
Expenses net of all reductions	.46%	.50%	.53%	.08%	-%
Net investment income (loss)	1.62%	2.03%	1.65%	1.54%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110	$35	$33	$31
Portfolio turnover rateD	45%	62%	21%	117%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class Z6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$56.38
Income from Investment Operations
Net investment income (loss)B	1.029
Net realized and unrealized gain (loss)	3.191
Total from investment operations	4.220
Distributions from net investment income	(1.071)
Distributions from net realized gain	(.719)
Total distributions	(1.790)
Net asset value, end of period	$58.81
Total ReturnC,D	7.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%
Expenses net of fee waivers, if any	.26%
Expenses net of all reductions	.26%
Net investment income (loss)	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$169
Portfolio turnover rateF	45%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	10.0
Fidelity Series Inflation-Protected Bond Index Fund	9.5
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Emerging Markets Opportunities Fund	8.1
Fidelity Series Corporate Bond Fund	7.6
Fidelity Series Investment Grade Securitized Fund	6.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Blue Chip Growth Fund	3.5
Fidelity Series Short-Term Credit Fund	3.1
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.2%
International Equity Funds	18.6%
Bond Funds	47.1%
Short-Term Funds	16.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 18.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	12,268	$236,160
Fidelity Series Commodity Strategy Fund (a)	41,793	169,680
Fidelity Series Large Cap Growth Index Fund (a)	11,968	162,050
Fidelity Series Large Cap Stock Fund (a)	11,495	165,650
Fidelity Series Large Cap Value Index Fund (a)	27,470	313,704
Fidelity Series Small Cap Opportunities Fund (a)	6,250	79,129
Fidelity Series Value Discovery Fund (a)	9,289	111,933
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,191,503)		1,238,306

International Equity Funds - 18.6%
Fidelity Series Canada Fund (a)	5,920	59,736
Fidelity Series Emerging Markets Fund (a)	6,456	59,972
Fidelity Series Emerging Markets Opportunities Fund (a)	26,450	546,722
Fidelity Series International Growth Fund (a)	8,816	158,331
Fidelity Series International Index Fund (a)	6,716	65,010
Fidelity Series International Small Cap Fund (a)	3,170	53,133
Fidelity Series International Value Fund (a)	18,482	157,835
Fidelity Series Overseas Fund (a)	14,595	158,643
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,152,192)		1,259,382

Bond Funds - 47.1%
Fidelity Series Corporate Bond Fund (a)	44,958	515,219
Fidelity Series Emerging Markets Debt Fund (a)	4,805	44,112
Fidelity Series Floating Rate High Income Fund (a)	1,061	9,293
Fidelity Series Government Bond Index Fund (a)	53,548	609,378
Fidelity Series High Income Fund (a)	5,277	48,442
Fidelity Series Inflation-Protected Bond Index Fund (a)	60,459	640,264
Fidelity Series International Credit Fund (a)	247	2,563
Fidelity Series Investment Grade Bond Fund (a)	55,089	679,797
Fidelity Series Investment Grade Securitized Fund (a)	43,073	459,586
Fidelity Series Long-Term Treasury Bond Index Fund (a)	14,512	156,874
Fidelity Series Real Estate Income Fund (a)	2,814	27,974
TOTAL BOND FUNDS
(Cost $2,942,359)		3,193,502

Short-Term Funds - 16.1%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	153,729	153,729
Fidelity Series Short-Term Credit Fund (a)	20,574	211,091
Fidelity Series Treasury Bill Index Fund (a)	72,410	724,826
TOTAL SHORT-TERM FUNDS
(Cost $1,083,743)		1,089,646
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,369,797)		6,780,836
NET OTHER ASSETS (LIABILITIES) - 0.0%		(165)
NET ASSETS - 100%		$6,780,671

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$36,259	$33,197	$68,501	$5,328	$(3,566)	$2,611	$--
Fidelity Series Blue Chip Growth Fund	62,921	219,761	79,982	7,470	2,449	31,011	236,160
Fidelity Series Canada Fund	21,667	58,601	19,018	697	(3,110)	1,596	59,736
Fidelity Series Commodity Strategy Fund	161,347	148,586	105,310	2,910	(18,533)	(16,410)	169,680
Fidelity Series Corporate Bond Fund	302,167	307,107	132,660	15,300	346	38,259	515,219
Fidelity Series Emerging Markets Debt Fund	33,075	25,634	12,966	2,235	(592)	(1,039)	44,112
Fidelity Series Emerging Markets Fund	26,368	44,642	13,871	925	(320)	3,153	59,972
Fidelity Series Emerging Markets Opportunities Fund	232,452	387,019	134,420	9,270	(1,786)	63,457	546,722
Fidelity Series Floating Rate High Income Fund	6,880	5,095	2,157	463	(45)	(480)	9,293
Fidelity Series Government Bond Index Fund	414,341	370,734	227,790	12,195	4,122	47,971	609,378
Fidelity Series Government Money Market Fund 0.23%	140,280	385,423	371,974	2,204	--	--	153,729
Fidelity Series Growth Company Fund	126,450	124,973	284,768	15,712	48,301	(14,956)	--
Fidelity Series High Income Fund	34,706	25,893	10,810	2,724	(198)	(1,149)	48,442
Fidelity Series Inflation-Protected Bond Index Fund	401,453	382,964	177,682	7,746	846	32,683	640,264
Fidelity Series International Credit Fund	2,376	150	--	150	--	37	2,563
Fidelity Series International Growth Fund	196,251	126,975	181,765	8,681	2,887	13,983	158,331
Fidelity Series International Index Fund	--	71,845	7,559	--	(15)	739	65,010
Fidelity Series International Small Cap Fund	42,909	38,230	31,412	2,617	(838)	4,244	53,133
Fidelity Series International Value Fund	185,785	150,354	157,866	9,634	(18,332)	(2,106)	157,835
Fidelity Series Intrinsic Opportunities Fund	154,328	156,602	301,295	8,618	(11,957)	2,322	--
Fidelity Series Investment Grade Bond Fund	441,064	384,103	192,705	17,381	1,097	46,238	679,797
Fidelity Series Investment Grade Securitized Fund	312,694	283,170	149,239	12,412	393	12,568	459,586
Fidelity Series Large Cap Growth Index Fund	--	168,525	20,172	--	666	13,031	162,050
Fidelity Series Large Cap Stock Fund	135,412	138,208	102,739	8,460	(3,002)	(2,229)	165,650
Fidelity Series Large Cap Value Index Fund	38,823	320,514	42,219	3,012	(1,576)	(1,838)	313,704
Fidelity Series Long-Term Treasury Bond Index Fund	188,601	117,602	177,727	17,284	13,313	15,085	156,874
Fidelity Series Opportunistic Insights Fund	69,530	69,313	141,233	8,673	8,553	(6,163)	--
Fidelity Series Overseas Fund	14,479	229,162	100,654	417	(3,909)	19,565	158,643
Fidelity Series Real Estate Income Fund	22,008	16,170	6,772	1,646	(316)	(3,116)	27,974
Fidelity Series Short-Term Credit Fund	140,305	94,915	28,541	4,701	(34)	4,446	211,091
Fidelity Series Small Cap Discovery Fund	18,769	17,178	33,907	967	(1,951)	(89)	--
Fidelity Series Small Cap Opportunities Fund	56,900	71,228	44,654	3,988	(1,539)	(2,806)	79,129
Fidelity Series Stock Selector Large Cap Value Fund	104,504	96,731	186,641	8,176	(14,532)	(62)	--
Fidelity Series Treasury Bill Index Fund	420,683	384,440	81,046	8,760	34	715	724,826
Fidelity Series Value Discovery Fund	74,651	92,761	50,642	4,260	(2,141)	(2,696)	111,933
	$4,620,438	$5,547,805	$3,680,697	$215,016	$(5,285)	$298,575	$6,780,836

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,238,306	$1,238,306	$--	$--
International Equity Funds	1,259,382	1,259,382	--	--
Bond Funds	3,193,502	3,193,502	--	--
Short-Term Funds	1,089,646	1,089,646	--	--
Total Investments in Securities:	$6,780,836	$6,780,836	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,369,797)	$6,780,836
Total Investment in Securities (cost $6,369,797)		$6,780,836
Cash		5
Receivable for investments sold		78,694
Total assets		6,859,535
Liabilities
Payable for investments purchased	$73,588
Payable for fund shares redeemed	2,485
Accrued management fee	2,579
Distribution and service plan fees payable	212
Total liabilities		78,864
Net Assets		$6,780,671
Net Assets consist of:
Paid in capital		$6,344,765
Total accumulated earnings (loss)		435,906
Net Assets		$6,780,671
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,023,901 ÷ 18,446.96 shares)(a)		$55.51
Maximum offering price per share (100/94.25 of $55.51)		$58.90
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($5,155,093 ÷ 92,841.17 shares)		$55.53
Class K:
Net Asset Value, offering price and redemption price per share ($107,976 ÷ 1,944.85 shares)		$55.52
Class K6:
Net Asset Value, offering price and redemption price per share ($111,731 ÷ 2,012.24 shares)		$55.53
Class I:
Net Asset Value, offering price and redemption price per share ($273,879 ÷ 4,931.54 shares)		$55.54
Class Z6:
Net Asset Value, offering price and redemption price per share ($108,091 ÷ 1,945.90 shares)		$55.55

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$122,516
Expenses
Management fee	$27,708
Distribution and service plan fees	1,814
Independent trustees' fees and expenses	20
Total expenses		29,542
Net investment income (loss)		92,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2
Affiliated issuers	(5,285)
Capital gain distributions from underlying funds:
Affiliated issuers	92,500
Total net realized gain (loss)		87,217
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	298,575
Total change in net unrealized appreciation (depreciation)		298,575
Net gain (loss)		385,792
Net increase (decrease) in net assets resulting from operations		$478,766

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$92,974	$79,030
Net realized gain (loss)	87,217	80,235
Change in net unrealized appreciation (depreciation)	298,575	17,814
Net increase (decrease) in net assets resulting from operations	478,766	177,079
Distributions to shareholders	(177,176)	(238,281)
Share transactions - net increase (decrease)	1,860,533	441,794
Total increase (decrease) in net assets	2,162,123	380,592
Net Assets
Beginning of period	4,618,548	4,237,956
End of period	$6,780,671	$4,618,548

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.13	$53.98	$64.42	$59.82	$61.43
Income from Investment Operations
Net investment income (loss)A	.690	.887	.739	.798	.797
Net realized and unrealized gain (loss)	3.244	1.236	1.737	4.786	(.018)
Total from investment operations	3.934	2.123	2.476	5.584	.779
Distributions from net investment income	(.769)	(.884)	(.726)	(.755)	(.795)
Distributions from net realized gain	(.785)	(2.089)	(12.190)	(.229)	(1.594)
Total distributions	(1.554)	(2.973)	(12.916)	(.984)	(2.389)
Net asset value, end of period	$55.51	$53.13	$53.98	$64.42	$59.82
Total ReturnB,C	7.54%	4.26%	4.46%	9.45%	1.47%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.78%	.83%	.33%	.25%
Expenses net of fee waivers, if any	.72%	.78%	.83%	.33%	.25%
Expenses net of all reductions	.72%	.78%	.82%	.33%	.25%
Net investment income (loss)	1.30%	1.71%	1.34%	1.30%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,024	$244	$246	$289	$280
Portfolio turnover rateE	61%	67%	20%	106%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.11	$53.97	$64.41	$59.81	$61.42
Income from Investment Operations
Net investment income (loss)A	.825	1.017	.879	.950	.940
Net realized and unrealized gain (loss)	3.250	1.226	1.740	4.778	(.017)
Total from investment operations	4.075	2.243	2.619	5.728	.923
Distributions from net investment income	(.870)	(1.014)	(.869)	(.899)	(.939)
Distributions from net realized gain	(.785)	(2.089)	(12.190)	(.229)	(1.594)
Total distributions	(1.655)	(3.103)	(13.059)	(1.128)	(2.533)
Net asset value, end of period	$55.53	$53.11	$53.97	$64.41	$59.81
Total ReturnB	7.83%	4.50%	4.73%	9.71%	1.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.53%	.58%	.08%	- %E
Expenses net of fee waivers, if any	.47%	.53%	.58%	.08%	-%
Expenses net of all reductions	.47%	.53%	.57%	.08%	-%
Net investment income (loss)	1.55%	1.96%	1.59%	1.55%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$5,155	$4,087	$3,714	$4,885	$6,996
Portfolio turnover rateD	61%	67%	20%	106%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.08
Income from Investment Operations
Net investment income (loss)B	.879
Net realized and unrealized gain (loss)	3.270
Total from investment operations	4.149
Distributions from net investment income	(.924)
Distributions from net realized gain	(.785)
Total distributions	(1.709)
Net asset value, end of period	$55.52
Total ReturnC	7.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%
Expenses net of fee waivers, if any	.37%
Expenses net of all reductions	.37%
Net investment income (loss)	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateE	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class K6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.08
Income from Investment Operations
Net investment income (loss)B	.932
Net realized and unrealized gain (loss)	3.274
Total from investment operations	4.206
Distributions from net investment income	(.971)
Distributions from net realized gain	(.785)
Total distributions	(1.756)
Net asset value, end of period	$55.53
Total ReturnC	8.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%
Expenses net of fee waivers, if any	.27%
Expenses net of all reductions	.27%
Net investment income (loss)	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$112
Portfolio turnover rateE	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.12	$53.98	$64.42	$59.81	$61.42
Income from Investment Operations
Net investment income (loss)A	.827	1.015	.877	.951	.940
Net realized and unrealized gain (loss)	3.242	1.227	1.742	4.788	(.017)
Total from investment operations	4.069	2.242	2.619	5.739	.923
Distributions from net investment income	(.864)	(1.013)	(.869)	(.900)	(.939)
Distributions from net realized gain	(.785)	(2.089)	(12.190)	(.229)	(1.594)
Total distributions	(1.649)	(3.102)	(13.059)	(1.129)	(2.533)
Net asset value, end of period	$55.54	$53.12	$53.98	$64.42	$59.81
Total ReturnB	7.81%	4.50%	4.73%	9.73%	1.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.53%	.58%	.08%	- %E
Expenses net of fee waivers, if any	.47%	.53%	.58%	.08%	-%
Expenses net of all reductions	.47%	.53%	.57%	.08%	-%
Net investment income (loss)	1.55%	1.97%	1.59%	1.55%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$274	$287	$185	$252	$232
Portfolio turnover rateD	61%	67%	20%	106%	33%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class Z6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$53.09
Income from Investment Operations
Net investment income (loss)B	.932
Net realized and unrealized gain (loss)	3.276
Total from investment operations	4.208
Distributions from net investment income	(.963)
Distributions from net realized gain	(.785)
Total distributions	(1.748)
Net asset value, end of period	$55.55
Total ReturnC	8.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%
Expenses net of fee waivers, if any	.27%
Expenses net of all reductions	.27%
Net investment income (loss)	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateE	61%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.9
Fidelity Series Inflation-Protected Bond Index Fund	8.4
Fidelity Series Government Bond Index Fund	8.3
Fidelity Series Treasury Bill Index Fund	7.5
Fidelity Series Corporate Bond Fund	7.0
Fidelity Series Investment Grade Securitized Fund	6.2
Fidelity Series Large Cap Value Index Fund	6.0
Fidelity Series Blue Chip Growth Fund	4.5
Fidelity Series Large Cap Stock Fund	3.2
69.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	23.0%
International Equity Funds	21.7%
Bond Funds	43.4%
Short-Term Funds	11.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 23.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	16,927	$325,836
Fidelity Series Commodity Strategy Fund (a)	44,282	179,785
Fidelity Series Large Cap Growth Index Fund (a)	16,511	223,559
Fidelity Series Large Cap Stock Fund (a)	15,860	228,550
Fidelity Series Large Cap Value Index Fund (a)	37,899	432,809
Fidelity Series Small Cap Opportunities Fund (a)	8,624	109,176
Fidelity Series Value Discovery Fund (a)	12,816	154,438
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,595,623)		1,654,153

International Equity Funds - 21.7%
Fidelity Series Canada Fund (a)	7,712	77,816
Fidelity Series Emerging Markets Fund (a)	7,563	70,263
Fidelity Series Emerging Markets Opportunities Fund (a)	30,956	639,855
Fidelity Series International Growth Fund (a)	11,485	206,264
Fidelity Series International Index Fund (a)	8,749	84,693
Fidelity Series International Small Cap Fund (a)	4,130	69,217
Fidelity Series International Value Fund (a)	24,077	205,621
Fidelity Series Overseas Fund (a)	19,013	206,669
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,437,647)		1,560,398

Bond Funds - 43.4%
Fidelity Series Corporate Bond Fund (a)	43,818	502,160
Fidelity Series Emerging Markets Debt Fund (a)	4,987	45,785
Fidelity Series Floating Rate High Income Fund (a)	1,133	9,929
Fidelity Series Government Bond Index Fund (a)	52,192	593,945
Fidelity Series High Income Fund (a)	5,618	51,577
Fidelity Series Inflation-Protected Bond Index Fund (a)	56,665	600,085
Fidelity Series International Credit Fund (a)	198	2,054
Fidelity Series Investment Grade Bond Fund (a)	53,692	662,565
Fidelity Series Investment Grade Securitized Fund (a)	41,983	447,961
Fidelity Series Long-Term Treasury Bond Index Fund (a)	15,375	166,208
Fidelity Series Real Estate Income Fund (a)	3,062	30,431
TOTAL BOND FUNDS
(Cost $2,884,264)		3,112,700

Short-Term Funds - 11.9%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	165,306	165,306
Fidelity Series Short-Term Credit Fund (a)	14,580	149,594
Fidelity Series Treasury Bill Index Fund (a)	54,048	541,023
TOTAL SHORT-TERM FUNDS
(Cost $851,231)		855,923
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,768,765)		7,183,174
NET OTHER ASSETS (LIABILITIES) - 0.0%		29
NET ASSETS - 100%		$7,183,203

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$46,035	$42,020	$86,710	$6,447	$(1,679)	$334	$--
Fidelity Series Blue Chip Growth Fund	80,030	301,879	98,771	9,768	(300)	42,998	325,836
Fidelity Series Canada Fund	25,829	72,275	19,017	709	(2,501)	1,230	77,816
Fidelity Series Commodity Strategy Fund	161,366	161,417	110,843	2,785	(10,798)	(21,357)	179,785
Fidelity Series Corporate Bond Fund	276,974	313,624	123,764	13,571	(947)	36,273	502,160
Fidelity Series Emerging Markets Debt Fund	33,070	26,876	12,361	2,161	(380)	(1,420)	45,785
Fidelity Series Emerging Markets Fund	29,788	52,030	14,767	929	(795)	4,007	70,263
Fidelity Series Emerging Markets Opportunities Fund	263,325	447,807	139,956	9,313	(4,869)	73,548	639,855
Fidelity Series Floating Rate High Income Fund	6,905	5,737	2,206	446	(72)	(435)	9,929
Fidelity Series Government Bond Index Fund	379,794	379,182	211,148	10,845	2,512	43,605	593,945
Fidelity Series Government Money Market Fund 0.23%	107,728	376,549	318,971	1,581	--	--	165,306
Fidelity Series Growth Company Fund	161,023	155,203	357,858	17,860	58,523	(16,891)	--
Fidelity Series High Income Fund	34,753	29,095	11,076	2,647	(402)	(793)	51,577
Fidelity Series Inflation-Protected Bond Index Fund	314,339	417,920	160,134	6,150	(105)	28,065	600,085
Fidelity Series International Credit Fund	1,904	120	--	120	--	30	2,054
Fidelity Series International Growth Fund	233,125	168,478	213,633	9,333	220	18,074	206,264
Fidelity Series International Index Fund	--	93,606	9,832	--	(66)	985	84,693
Fidelity Series International Small Cap Fund	50,720	50,843	35,817	2,810	(1,158)	4,629	69,217
Fidelity Series International Value Fund	221,500	191,601	182,935	10,358	(15,592)	(8,953)	205,621
Fidelity Series Intrinsic Opportunities Fund	196,570	193,427	376,988	11,170	(15,144)	2,135	--
Fidelity Series Investment Grade Bond Fund	404,292	397,484	181,680	15,444	(109)	42,578	662,565
Fidelity Series Investment Grade Securitized Fund	286,623	290,993	140,910	10,854	214	11,041	447,961
Fidelity Series Large Cap Growth Index Fund	--	231,850	26,916	--	613	18,012	223,559
Fidelity Series Large Cap Stock Fund	172,457	185,945	122,398	10,702	(4,273)	(3,181)	228,550
Fidelity Series Large Cap Value Index Fund	49,304	441,144	53,774	3,483	(2,616)	(1,249)	432,809
Fidelity Series Long-Term Treasury Bond Index Fund	193,779	128,164	185,064	15,377	17,587	11,742	166,208
Fidelity Series Opportunistic Insights Fund	88,457	86,741	177,767	10,075	9,740	(7,171)	--
Fidelity Series Overseas Fund	19,539	269,303	101,972	445	(3,841)	23,640	206,669
Fidelity Series Real Estate Income Fund	22,038	18,195	6,942	1,616	(284)	(2,576)	30,431
Fidelity Series Short-Term Credit Fund	107,744	74,951	36,303	3,284	(189)	3,391	149,594
Fidelity Series Small Cap Discovery Fund	23,734	21,330	42,715	1,121	(2,367)	18	--
Fidelity Series Small Cap Opportunities Fund	72,226	93,106	49,974	5,220	(2,381)	(3,801)	109,176
Fidelity Series Stock Selector Large Cap Value Fund	133,049	122,303	236,931	9,691	(16,266)	(2,155)	--
Fidelity Series Treasury Bill Index Fund	323,064	324,869	107,500	6,228	79	511	541,023
Fidelity Series Value Discovery Fund	94,984	124,231	58,732	5,010	(2,791)	(3,254)	154,438
	$4,616,068	$6,290,298	$4,016,365	$217,553	$(437)	$293,610	$7,183,174

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,654,153	$1,654,153	$--	$--
International Equity Funds	1,560,398	1,560,398	--	--
Bond Funds	3,112,700	3,112,700	--	--
Short-Term Funds	855,923	855,923	--	--
Total Investments in Securities:	$7,183,174	$7,183,174	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,768,765)	$7,183,174
Total Investment in Securities (cost $6,768,765)		$7,183,174
Cash		40
Receivable for investments sold		81,357
Receivable for fund shares sold		5,333
Total assets		7,269,904
Liabilities
Payable for investments purchased	$84,004
Accrued management fee	2,659
Distribution and service plan fees payable	38
Total liabilities		86,701
Net Assets		$7,183,203
Net Assets consist of:
Paid in capital		$6,755,603
Total accumulated earnings (loss)		427,600
Net Assets		$7,183,203
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($155,418 ÷ 2,890.16 shares)(a)		$53.77
Maximum offering price per share (100/94.25 of $53.77)		$57.05
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($6,192,645 ÷ 115,078.26 shares)		$53.81
Class K:
Net Asset Value, offering price and redemption price per share ($108,306 ÷ 2,012.51 shares)		$53.82
Class K6:
Net Asset Value, offering price and redemption price per share ($406,015 ÷ 7,544.50 shares)		$53.82
Class I:
Net Asset Value, offering price and redemption price per share ($212,405 ÷ 3,945.98 shares)		$53.83
Class Z6:
Net Asset Value, offering price and redemption price per share ($108,414 ÷ 2,014.34 shares)		$53.82

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$116,577
Expenses
Management fee	$26,841
Distribution and service plan fees	209
Independent trustees' fees and expenses	20
Total expenses before reductions	27,070
Expense reductions	(1)
Total expenses after reductions		27,069
Net investment income (loss)		89,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8
Affiliated issuers	(437)
Capital gain distributions from underlying funds:
Affiliated issuers	100,976
Total net realized gain (loss)		100,547
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	293,610
Total change in net unrealized appreciation (depreciation)		293,610
Net gain (loss)		394,157
Net increase (decrease) in net assets resulting from operations		$483,665

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$89,508	$64,164
Net realized gain (loss)	100,547	54,477
Change in net unrealized appreciation (depreciation)	293,610	22,111
Net increase (decrease) in net assets resulting from operations	483,665	140,752
Distributions to shareholders	(168,253)	(207,367)
Share transactions - net increase (decrease)	2,253,621	1,224,782
Total increase (decrease) in net assets	2,569,033	1,158,167
Net Assets
Beginning of period	4,614,170	3,456,003
End of period	$7,183,203	$4,614,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$51.34	$52.52	$62.67	$57.92	$59.57
Income from Investment Operations
Net investment income (loss)A	.639	.783	.676	.776	.774
Net realized and unrealized gain (loss)	3.282	1.134	2.152	5.041	(.138)
Total from investment operations	3.921	1.917	2.828	5.817	.636
Distributions from net investment income	(.754)	(.822)	(.685)	(.706)	(.766)
Distributions from net realized gain	(.737)	(2.275)	(12.293)	(.361)	(1.520)
Total distributions	(1.491)	(3.097)	(12.978)	(1.067)	(2.286)
Net asset value, end of period	$53.77	$51.34	$52.52	$62.67	$57.92
Total ReturnB,C	7.76%	4.02%	5.29%	10.19%	1.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.81%F	.87%	.34%	.25%
Expenses net of fee waivers, if any	.72%	.81%F	.87%	.34%	.25%
Expenses net of all reductions	.72%	.81%F	.87%	.34%	.25%
Net investment income (loss)	1.26%	1.57%	1.26%	1.29%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$155	$20	$17	$17	$62
Portfolio turnover rateE	69%	86%	19%	115%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$51.35	$52.53	$62.67	$57.92	$59.58
Income from Investment Operations
Net investment income (loss)A	.777	.916	.818	.909	.915
Net realized and unrealized gain (loss)	3.281	1.125	2.145	5.058	(.145)
Total from investment operations	4.058	2.041	2.963	5.967	.770
Distributions from net investment income	(.861)	(.946)	(.810)	(.856)	(.910)
Distributions from net realized gain	(.737)	(2.275)	(12.293)	(.361)	(1.520)
Total distributions	(1.598)	(3.221)	(13.103)	(1.217)	(2.430)
Net asset value, end of period	$53.81	$51.35	$52.53	$62.67	$57.92
Total ReturnB	8.04%	4.28%	5.56%	10.47%	1.52%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.55%	.62%	.10%	- %E
Expenses net of fee waivers, if any	.47%	.55%	.62%	.10%	-%
Expenses net of all reductions	.47%	.55%	.61%	.10%	-%
Net investment income (loss)	1.51%	1.83%	1.52%	1.53%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$6,193	$4,303	$3,139	$4,314	$4,597
Portfolio turnover rateD	69%	86%	19%	115%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$51.28
Income from Investment Operations
Net investment income (loss)B	.829
Net realized and unrealized gain (loss)	3.357
Total from investment operations	4.186
Distributions from net investment income	(.909)
Distributions from net realized gain	(.737)
Total distributions	(1.646)
Net asset value, end of period	$53.82
Total ReturnC,D	8.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%
Expenses net of fee waivers, if any	.37%
Expenses net of all reductions	.37%
Net investment income (loss)	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateF	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class K6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$51.28
Income from Investment Operations
Net investment income (loss)B	.869
Net realized and unrealized gain (loss)	3.369
Total from investment operations	4.238
Distributions from net investment income	(.961)
Distributions from net realized gain	(.737)
Total distributions	(1.698)
Net asset value, end of period	$53.82
Total ReturnC,D	8.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%
Expenses net of fee waivers, if any	.27%
Expenses net of all reductions	.27%
Net investment income (loss)	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$406
Portfolio turnover rateF	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$51.35	$52.53	$62.67	$57.92	$59.58
Income from Investment Operations
Net investment income (loss)A	.779	.890	.812	.909	.913
Net realized and unrealized gain (loss)	3.282	1.148	2.161	5.048	(.143)
Total from investment operations	4.061	2.038	2.973	5.957	.770
Distributions from net investment income	(.844)	(.943)	(.820)	(.846)	(.910)
Distributions from net realized gain	(.737)	(2.275)	(12.293)	(.361)	(1.520)
Total distributions	(1.581)	(3.218)	(13.113)	(1.207)	(2.430)
Net asset value, end of period	$53.83	$51.35	$52.53	$62.67	$57.92
Total ReturnB	8.05%	4.27%	5.58%	10.45%	1.52%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.55%	.62%	.10%	- %E
Expenses net of fee waivers, if any	.47%	.55%	.62%	.10%	-%
Expenses net of all reductions	.47%	.55%	.61%	.10%	-%
Net investment income (loss)	1.51%	1.83%	1.52%	1.53%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$212	$291	$28	$26	$33
Portfolio turnover rateD	69%	86%	19%	115%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class Z6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$51.28
Income from Investment Operations
Net investment income (loss)B	.881
Net realized and unrealized gain (loss)	3.352
Total from investment operations	4.233
Distributions from net investment income	(.956)
Distributions from net realized gain	(.737)
Total distributions	(1.693)
Net asset value, end of period	$53.82
Total ReturnC,D	8.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%
Expenses net of fee waivers, if any	.27%
Expenses net of all reductions	.27%
Net investment income (loss)	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateF	69%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.6
Fidelity Series Investment Grade Bond Fund	8.7
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Inflation-Protected Bond Index Fund	7.4
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series Corporate Bond Fund	6.6
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Treasury Bill Index Fund	5.8
Fidelity Series Blue Chip Growth Fund	5.4
Fidelity Series Large Cap Stock Fund	3.8
68.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.8%
International Equity Funds	24.2%
Bond Funds	40.5%
Short-Term Funds	8.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 26.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	89,946	$1,731,467
Fidelity Series Commodity Strategy Fund (a)	198,784	807,064
Fidelity Series Large Cap Growth Index Fund (a)	87,735	1,187,938
Fidelity Series Large Cap Stock Fund (a)	84,283	1,214,524
Fidelity Series Large Cap Value Index Fund (a)	201,386	2,299,823
Fidelity Series Small Cap Opportunities Fund (a)	45,832	580,227
Fidelity Series Value Discovery Fund (a)	68,111	820,735
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,392,555)		8,641,778

International Equity Funds - 24.2%
Fidelity Series Canada Fund (a)	39,755	401,127
Fidelity Series Emerging Markets Fund (a)	36,478	338,879
Fidelity Series Emerging Markets Opportunities Fund (a)	149,215	3,084,268
Fidelity Series International Growth Fund (a)	59,191	1,063,076
Fidelity Series International Index Fund (a)	45,103	436,593
Fidelity Series International Small Cap Fund (a)	21,291	356,831
Fidelity Series International Value Fund (a)	124,105	1,059,854
Fidelity Series Overseas Fund (a)	97,991	1,065,166
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,348,538)		7,805,794

Bond Funds - 40.5%
Fidelity Series Corporate Bond Fund (a)	184,486	2,114,210
Fidelity Series Emerging Markets Debt Fund (a)	22,111	202,977
Fidelity Series Floating Rate High Income Fund (a)	5,029	44,057
Fidelity Series Government Bond Index Fund (a)	219,740	2,500,644
Fidelity Series High Income Fund (a)	25,015	229,634
Fidelity Series Inflation-Protected Bond Index Fund (a)	224,916	2,381,863
Fidelity Series International Credit Fund (a)	1,319	13,700
Fidelity Series Investment Grade Bond Fund (a)	226,056	2,789,531
Fidelity Series Investment Grade Securitized Fund (a)	176,759	1,886,018
Fidelity Series Long-Term Treasury Bond Index Fund (a)	69,012	746,022
Fidelity Series Real Estate Income Fund (a)	13,349	132,690
TOTAL BOND FUNDS
(Cost $12,086,015)		13,041,346

Short-Term Funds - 8.5%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	375,792	375,792
Fidelity Series Short-Term Credit Fund (a)	45,546	467,298
Fidelity Series Treasury Bill Index Fund (a)	187,981	1,881,686
TOTAL SHORT-TERM FUNDS
(Cost $2,711,036)		2,724,776
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,538,144)		32,213,694
NET OTHER ASSETS (LIABILITIES) - 0.0%		229
NET ASSETS - 100%		$32,213,923

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$248,012	$208,901	$443,425	$37,834	$(36,205)	$22,717	$--
Fidelity Series Blue Chip Growth Fund	431,668	1,503,196	431,071	50,588	5,620	222,054	1,731,467
Fidelity Series Canada Fund	133,525	349,587	66,623	4,256	(9,139)	(6,223)	401,127
Fidelity Series Commodity Strategy Fund	747,713	706,455	474,686	13,280	(75,033)	(97,385)	807,064
Fidelity Series Corporate Bond Fund	1,169,528	1,362,462	557,098	60,604	(8,861)	148,179	2,114,210
Fidelity Series Emerging Markets Debt Fund	152,144	109,704	48,435	10,190	(2,866)	(7,570)	202,977
Fidelity Series Emerging Markets Fund	149,406	245,760	65,023	5,102	(4,196)	12,932	338,879
Fidelity Series Emerging Markets Opportunities Fund	1,322,221	2,052,064	576,306	51,155	(21,281)	307,570	3,084,268
Fidelity Series Floating Rate High Income Fund	31,721	23,553	8,442	2,110	(380)	(2,395)	44,057
Fidelity Series Government Bond Index Fund	1,603,702	1,644,282	955,148	48,490	20,969	186,839	2,500,644
Fidelity Series Government Money Market Fund 0.23%	384,354	1,287,012	1,295,574	5,364	--	--	375,792
Fidelity Series Growth Company Fund	869,187	740,972	1,826,989	105,755	316,427	(99,597)	--
Fidelity Series High Income Fund	160,534	119,693	42,272	12,484	(1,815)	(6,506)	229,634
Fidelity Series Inflation-Protected Bond Index Fund	1,194,423	1,722,742	646,405	27,948	(279)	111,382	2,381,863
Fidelity Series International Credit Fund	12,700	802	--	802	--	198	13,700
Fidelity Series International Growth Fund	1,194,661	794,903	1,005,562	53,093	(15,335)	94,409	1,063,076
Fidelity Series International Index Fund	--	464,721	32,788	--	(281)	4,941	436,593
Fidelity Series International Small Cap Fund	257,287	247,986	159,296	16,013	(7,658)	18,512	356,831
Fidelity Series International Value Fund	1,145,190	908,066	834,683	58,921	(71,492)	(87,227)	1,059,854
Fidelity Series Intrinsic Opportunities Fund	1,061,122	920,030	1,889,331	58,917	(107,177)	15,356	--
Fidelity Series Investment Grade Bond Fund	1,707,105	1,730,831	824,924	68,739	(2,089)	178,608	2,789,531
Fidelity Series Investment Grade Securitized Fund	1,210,285	1,240,352	614,205	49,416	1,787	47,799	1,886,018
Fidelity Series Large Cap Growth Index Fund	--	1,178,212	88,328	--	2,413	95,641	1,187,938
Fidelity Series Large Cap Stock Fund	930,917	922,308	581,959	56,482	(23,885)	(32,857)	1,214,524
Fidelity Series Large Cap Value Index Fund	265,681	2,281,659	218,651	20,541	(12,372)	(16,494)	2,299,823
Fidelity Series Long-Term Treasury Bond Index Fund	1,008,689	531,915	939,785	78,015	93,958	51,245	746,022
Fidelity Series Opportunistic Insights Fund	477,186	421,349	907,275	59,034	49,774	(41,034)	--
Fidelity Series Overseas Fund	118,524	1,350,863	480,802	2,549	(28,595)	105,176	1,065,166
Fidelity Series Real Estate Income Fund	101,236	74,632	26,522	7,407	(2,110)	(14,546)	132,690
Fidelity Series Short-Term Credit Fund	384,396	217,663	144,192	10,912	(323)	9,754	467,298
Fidelity Series Small Cap Discovery Fund	127,535	103,146	211,727	6,738	(18,725)	(229)	--
Fidelity Series Small Cap Opportunities Fund	389,103	453,874	220,951	26,906	(10,133)	(31,666)	580,227
Fidelity Series Stock Selector Large Cap Value Fund	718,051	613,842	1,209,874	57,017	(123,347)	1,328	--
Fidelity Series Treasury Bill Index Fund	1,152,634	1,154,271	427,201	21,631	258	1,724	1,881,686
Fidelity Series Value Discovery Fund	512,425	630,360	274,939	29,482	(14,518)	(32,593)	820,735
	$21,372,865	$28,318,168	$18,530,492	$1,117,775	$(106,889)	$1,160,042	$32,213,694

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$8,641,778	$8,641,778	$--	$--
International Equity Funds	7,805,794	7,805,794	--	--
Bond Funds	13,041,346	13,041,346	--	--
Short-Term Funds	2,724,776	2,724,776	--	--
Total Investments in Securities:	$32,213,694	$32,213,694	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $30,538,144)	$32,213,694
Total Investment in Securities (cost $30,538,144)		$32,213,694
Cash		380
Receivable for investments sold		357,973
Receivable for fund shares sold		19,160
Total assets		32,591,207
Liabilities
Payable for investments purchased	$333,317
Payable for fund shares redeemed	31,280
Accrued management fee	12,481
Distribution and service plan fees payable	206
Total liabilities		377,284
Net Assets		$32,213,923
Net Assets consist of:
Paid in capital		$30,439,532
Total accumulated earnings (loss)		1,774,391
Net Assets		$32,213,923
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($993,104 ÷ 18,012.37 shares)(a)		$55.13
Maximum offering price per share (100/94.25 of $55.13)		$58.49
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($30,093,079 ÷ 545,245.23 shares)		$55.19
Class K:
Net Asset Value, offering price and redemption price per share ($108,626 ÷ 1,967.92 shares)		$55.20
Class K6:
Net Asset Value, offering price and redemption price per share ($412,457 ÷ 7,471.98 shares)		$55.20
Class I:
Net Asset Value, offering price and redemption price per share ($497,923 ÷ 9,004.19 shares)		$55.30
Class Z6:
Net Asset Value, offering price and redemption price per share ($108,734 ÷ 1,967.03 shares)		$55.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$568,999
Expenses
Management fee	$132,207
Distribution and service plan fees	2,039
Independent trustees' fees and expenses	93
Total expenses before reductions	134,339
Expense reductions	(4)
Total expenses after reductions		134,335
Net investment income (loss)		434,664
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92
Affiliated issuers	(106,889)
Capital gain distributions from underlying funds:
Affiliated issuers	548,776
Total net realized gain (loss)		441,979
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,160,042
Total change in net unrealized appreciation (depreciation)		1,160,042
Net gain (loss)		1,602,021
Net increase (decrease) in net assets resulting from operations		$2,036,685

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$434,664	$325,719
Net realized gain (loss)	441,979	495,574
Change in net unrealized appreciation (depreciation)	1,160,042	(94,579)
Net increase (decrease) in net assets resulting from operations	2,036,685	726,714
Distributions to shareholders	(985,376)	(1,131,885)
Share transactions - net increase (decrease)	9,798,272	3,566,811
Total increase (decrease) in net assets	10,849,581	3,161,640
Net Assets
Beginning of period	21,364,342	18,202,702
End of period	$32,213,923	$21,364,342

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$52.89	$54.27	$64.30	$59.20	$61.04
Income from Investment Operations
Net investment income (loss)A	.692	.818	.678	.800	.798
Net realized and unrealized gain (loss)	3.455	1.072	2.470	5.517	(.292)
Total from investment operations	4.147	1.890	3.148	6.317	.506
Distributions from net investment income	(.756)	(.820)	(.654)	(.749)	(.802)
Distributions from net realized gain	(1.151)	(2.450)	(12.524)	(.468)	(1.544)
Total distributions	(1.907)	(3.270)	(13.178)	(1.217)	(2.346)
Net asset value, end of period	$55.13	$52.89	$54.27	$64.30	$59.20
Total ReturnB,C	8.01%	3.87%	5.74%	10.85%	1.03%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%	.84%	.91%	.35%	.25%
Expenses net of fee waivers, if any	.73%	.84%	.91%	.35%	.25%
Expenses net of all reductions	.73%	.84%	.91%	.35%	.25%
Net investment income (loss)	1.32%	1.59%	1.23%	1.31%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$993	$556	$577	$592	$536
Portfolio turnover rateE	67%	48%	19%	108%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$52.92	$54.31	$64.34	$59.22	$61.06
Income from Investment Operations
Net investment income (loss)A	.825	.950	.820	.951	.941
Net realized and unrealized gain (loss)	3.466	1.062	2.468	5.523	(.293)
Total from investment operations	4.291	2.012	3.288	6.474	.648
Distributions from net investment income	(.870)	(.952)	(.794)	(.886)	(.944)
Distributions from net realized gain	(1.151)	(2.450)	(12.524)	(.468)	(1.544)
Total distributions	(2.021)	(3.402)	(13.318)	(1.354)	(2.488)
Net asset value, end of period	$55.19	$52.92	$54.31	$64.34	$59.22
Total ReturnB	8.30%	4.11%	6.01%	11.13%	1.29%
Ratios to Average Net AssetsC,D
Expenses before reductions	.48%	.59%	.66%	.10%	- %E
Expenses net of fee waivers, if any	.48%	.59%	.66%	.10%	-%
Expenses net of all reductions	.48%	.59%	.66%	.10%	-%
Net investment income (loss)	1.57%	1.84%	1.48%	1.56%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$30,093	$20,130	$16,953	$22,122	$27,774
Portfolio turnover rateD	67%	48%	19%	108%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$52.82
Income from Investment Operations
Net investment income (loss)B	.879
Net realized and unrealized gain (loss)	3.572
Total from investment operations	4.451
Distributions from net investment income	(.920)
Distributions from net realized gain	(1.151)
Total distributions	(2.071)
Net asset value, end of period	$55.20
Total ReturnC,D	8.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%
Expenses net of fee waivers, if any	.38%
Expenses net of all reductions	.38%
Net investment income (loss)	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rateF	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class K6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$52.82
Income from Investment Operations
Net investment income (loss)B	.932
Net realized and unrealized gain (loss)	3.567
Total from investment operations	4.499
Distributions from net investment income	(.968)
Distributions from net realized gain	(1.151)
Total distributions	(2.119)
Net asset value, end of period	$55.20
Total ReturnC,D	8.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%
Expenses net of fee waivers, if any	.28%
Expenses net of all reductions	.28%
Net investment income (loss)	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$412
Portfolio turnover rateF	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.00	$54.38	$64.33	$59.21	$61.06
Income from Investment Operations
Net investment income (loss)A	.831	.906	.835	.953	.943
Net realized and unrealized gain (loss)	3.463	1.114	2.466	5.521	(.305)
Total from investment operations	4.294	2.020	3.301	6.474	.638
Distributions from net investment income	(.843)	(.950)	(.727)	(.886)	(.944)
Distributions from net realized gain	(1.151)	(2.450)	(12.524)	(.468)	(1.544)
Total distributions	(1.994)	(3.400)	(13.251)	(1.354)	(2.488)
Net asset value, end of period	$55.30	$53.00	$54.38	$64.33	$59.21
Total ReturnB	8.29%	4.12%	6.03%	11.14%	1.27%
Ratios to Average Net AssetsC,D
Expenses before reductions	.48%	.57%E	.66%	.10%	- %F
Expenses net of fee waivers, if any	.48%	.57%E	.66%	.10%	-%
Expenses net of all reductions	.48%	.57%E	.65%	.10%	-%
Net investment income (loss)	1.57%	1.87%	1.49%	1.56%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$498	$678	$28	$79	$78
Portfolio turnover rateD	67%	48%	19%	108%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class Z6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$52.89
Income from Investment Operations
Net investment income (loss)B	.933
Net realized and unrealized gain (loss)	3.577
Total from investment operations	4.510
Distributions from net investment income	(.969)
Distributions from net realized gain	(1.151)
Total distributions	(2.120)
Net asset value, end of period	$55.28
Total ReturnC,D	8.74%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%
Expenses net of fee waivers, if any	.28%
Expenses net of all reductions	.28%
Net investment income (loss)	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$109
Portfolio turnover rateF	67%

 A For the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Large Cap Value Index Fund	8.0
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Inflation-Protected Bond Index Fund	6.8
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Investment Grade Securitized Fund	5.7
Fidelity Series Large Cap Stock Fund	4.2
Fidelity Series Large Cap Growth Index Fund	4.1
67.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.7%
International Equity Funds	26.2%
Bond Funds	38.9%
Short-Term Funds	5.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2030 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 29.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	19,034	$366,396
Fidelity Series Commodity Strategy Fund (a)	37,556	152,479
Fidelity Series Large Cap Growth Index Fund (a)	18,564	251,357
Fidelity Series Large Cap Stock Fund (a)	17,835	256,997
Fidelity Series Large Cap Value Index Fund (a)	42,615	486,669
Fidelity Series Small Cap Opportunities Fund (a)	9,697	122,766
Fidelity Series Value Discovery Fund (a)	14,412	173,663
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,757,368)		1,810,327

International Equity Funds - 26.2%
Fidelity Series Canada Fund (a)	8,260	83,339
Fidelity Series Emerging Markets Fund (a)	7,270	67,536
Fidelity Series Emerging Markets Opportunities Fund (a)	29,699	613,874
Fidelity Series International Growth Fund (a)	12,300	220,906
Fidelity Series International Index Fund (a)	9,371	90,712
Fidelity Series International Small Cap Fund (a)	4,423	74,135
Fidelity Series International Value Fund (a)	25,789	220,236
Fidelity Series Overseas Fund (a)	20,362	221,336
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,512,520)		1,592,074

Bond Funds - 38.9%
Fidelity Series Corporate Bond Fund (a)	33,655	385,687
Fidelity Series Emerging Markets Debt Fund (a)	4,145	38,055
Fidelity Series Floating Rate High Income Fund (a)	983	8,612
Fidelity Series Government Bond Index Fund (a)	40,094	456,266
Fidelity Series High Income Fund (a)	4,809	44,143
Fidelity Series Inflation-Protected Bond Index Fund (a)	39,158	414,686
Fidelity Series International Credit Fund (a)	291	3,022
Fidelity Series Investment Grade Bond Fund (a)	41,242	508,924
Fidelity Series Investment Grade Securitized Fund (a)	32,253	344,137
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,011	140,647
Fidelity Series Real Estate Income Fund (a)	2,616	26,004
TOTAL BOND FUNDS
(Cost $2,278,043)		2,370,183

Short-Term Funds - 5.2%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	110,006	110,006
Fidelity Series Short-Term Credit Fund (a)	3,854	39,547
Fidelity Series Treasury Bill Index Fund (a)	16,787	168,040
TOTAL SHORT-TERM FUNDS
(Cost $316,930)		317,593
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,864,861)		6,090,177
NET OTHER ASSETS (LIABILITIES) - 0.0%		115
NET ASSETS - 100%		$6,090,292

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$81,958	$79,908	$4,852	$(2,050)	$--	$--
Fidelity Series Blue Chip Growth Fund	--	438,091	115,304	2,900	(224)	43,833	366,396
Fidelity Series Canada Fund	--	115,347	29,786	440	(3,457)	1,235	83,339
Fidelity Series Commodity Strategy Fund	--	268,394	96,425	913	(6,387)	(13,103)	152,479
Fidelity Series Corporate Bond Fund	--	503,422	133,300	6,249	(2,276)	17,841	385,687
Fidelity Series Emerging Markets Debt Fund	--	52,300	13,724	1,100	(462)	(59)	38,055
Fidelity Series Emerging Markets Fund	--	86,046	20,763	513	(1,720)	3,973	67,536
Fidelity Series Emerging Markets Opportunities Fund	--	757,469	186,888	5,145	(11,292)	54,585	613,874
Fidelity Series Floating Rate High Income Fund	--	11,874	2,901	231	(171)	(190)	8,612
Fidelity Series Government Bond Index Fund	--	634,701	201,822	4,664	1,600	21,787	456,266
Fidelity Series Government Money Market Fund 0.23%	--	333,106	223,100	312	--	--	110,006
Fidelity Series Growth Company Fund	--	288,253	321,987	11,963	33,734	--	--
Fidelity Series High Income Fund	--	59,683	14,652	1,347	(868)	(20)	44,143
Fidelity Series Inflation-Protected Bond Index Fund	--	552,776	151,802	2,563	(204)	13,916	414,686
Fidelity Series International Credit Fund	--	3,972	967	91	(22)	39	3,022
Fidelity Series International Growth Fund	--	392,550	180,200	5,475	(5,763)	14,319	220,906
Fidelity Series International Index Fund	--	108,566	18,340	--	(40)	526	90,712
Fidelity Series International Small Cap Fund	--	106,452	33,496	1,650	(1,357)	2,536	74,135
Fidelity Series International Value Fund	--	395,678	150,169	6,076	(11,534)	(13,739)	220,236
Fidelity Series Intrinsic Opportunities Fund	--	347,802	336,866	3,786	(10,936)	--	--
Fidelity Series Investment Grade Bond Fund	--	679,114	190,568	7,293	(816)	21,194	508,924
Fidelity Series Investment Grade Securitized Fund	--	475,979	137,979	4,399	(213)	6,350	344,137
Fidelity Series Large Cap Growth Index Fund	--	279,302	45,995	--	346	17,704	251,357
Fidelity Series Large Cap Stock Fund	--	382,814	119,175	2,706	(7,026)	384	256,997
Fidelity Series Large Cap Value Index Fund	--	586,050	95,999	2,265	(8,626)	5,244	486,669
Fidelity Series Long-Term Treasury Bond Index Fund	--	229,768	101,442	7,828	(288)	12,609	140,647
Fidelity Series Opportunistic Insights Fund	--	160,714	164,083	6,750	3,369	--	--
Fidelity Series Overseas Fund	--	347,308	137,938	263	(4,152)	16,118	221,336
Fidelity Series Real Estate Income Fund	--	37,292	9,192	690	(771)	(1,325)	26,004
Fidelity Series Short-Term Credit Fund	--	51,719	12,817	668	(6)	651	39,547
Fidelity Series Small Cap Discovery Fund	--	41,033	38,389	736	(2,644)	--	--
Fidelity Series Small Cap Opportunities Fund	--	177,517	51,910	1,522	(3,035)	194	122,766
Fidelity Series Stock Selector Large Cap Value Fund	--	240,408	222,378	6,844	(18,030)	--	--
Fidelity Series Treasury Bill Index Fund	--	224,549	56,553	1,385	32	12	168,040
Fidelity Series Value Discovery Fund	--	242,184	62,060	3,438	(5,163)	(1,298)	173,663
	$--	$9,694,191	$3,758,878	$107,057	$(70,452)	$225,316	$6,090,177

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,810,327	$1,810,327	$--	$--
International Equity Funds	1,592,074	1,592,074	--	--
Bond Funds	2,370,183	2,370,183	--	--
Short-Term Funds	317,593	317,593	--	--
Total Investments in Securities:	$6,090,177	$6,090,177	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,864,861)	$6,090,177
Total Investment in Securities (cost $5,864,861)		$6,090,177
Cash		178
Receivable for investments sold		65,375
Receivable for fund shares sold		513
Total assets		6,156,243
Liabilities
Payable for investments purchased	$63,862
Accrued management fee	2,027
Distribution and service plan fees payable	62
Total liabilities		65,951
Net Assets		$6,090,292
Net Assets consist of:
Paid in capital		$5,892,878
Total accumulated earnings (loss)		197,414
Net Assets		$6,090,292
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($300,168 ÷ 27,847.26 shares)A		$10.78
Maximum offering price per share (100/94.25 of $10.78)		$11.44
Fidelity Managed Retirement 2030 Fund:
Net Asset Value, offering price and redemption price per share ($4,986,386 ÷ 462,779.46 shares)		$10.77
Class K:
Net Asset Value, offering price and redemption price per share ($183,023 ÷ 16,970.22 shares)		$10.78
Class K6:
Net Asset Value, offering price and redemption price per share ($183,408 ÷ 17,002.79 shares)		$10.79
Class I:
Net Asset Value, offering price and redemption price per share ($254,109 ÷ 23,564.24 shares)		$10.78
Class Z6:
Net Asset Value, offering price and redemption price per share ($183,198 ÷ 16,983.35 shares)		$10.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 16, 2019 (commencement of operations) to July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$55,343
Income from Fidelity Central Funds		177
Total income		55,520
Expenses
Management fee	$14,042
Distribution and service plan fees	560
Independent trustees' fees and expenses	9
Total expenses		14,611
Net investment income (loss)		40,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12)
Affiliated issuers	(70,452)
Capital gain distributions from underlying funds:
Affiliated issuers	51,714
Total net realized gain (loss)		(18,750)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	225,316
Total change in net unrealized appreciation (depreciation)		225,316
Net gain (loss)		206,566
Net increase (decrease) in net assets resulting from operations		$247,475

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 16, 2019 (commencement of operations) to July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,909
Net realized gain (loss)	(18,750)
Change in net unrealized appreciation (depreciation)	225,316
Net increase (decrease) in net assets resulting from operations	247,475
Distributions to shareholders	(50,061)
Share transactions - net increase (decrease)	5,892,878
Total increase (decrease) in net assets	6,090,292
Net Assets
Beginning of period	–
End of period	$6,090,292

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2030 Fund Class A

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.104
Net realized and unrealized gain (loss)	.837
Total from investment operations	.941
Distributions from net investment income	(.121)
Distributions from net realized gain	(.040)
Total distributions	(.161)
Net asset value, end of period	$10.78
Total ReturnC,D	9.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G
Expenses net of fee waivers, if any	.73%G
Expenses net of all reductions	.73%G
Net investment income (loss)	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$300
Portfolio turnover rateF	117%G

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.127
Net realized and unrealized gain (loss)	.832
Total from investment operations	.959
Distributions from net investment income	(.149)
Distributions from net realized gain	(.040)
Total distributions	(.189)
Net asset value, end of period	$10.77
Total ReturnC	9.66%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F
Expenses net of fee waivers, if any	.48%F
Expenses net of all reductions	.48%F
Net investment income (loss)	1.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$4,986
Portfolio turnover rateE	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.138
Net realized and unrealized gain (loss)	.832
Total from investment operations	.970
Distributions from net investment income	(.150)
Distributions from net realized gain	(.040)
Total distributions	(.190)
Net asset value, end of period	$10.78
Total ReturnC	9.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.38%F
Expenses net of fee waivers, if any	.38%F
Expenses net of all reductions	.38%F
Net investment income (loss)	1.41%F
Supplemental Data
Net assets, end of period (000 omitted)	$183
Portfolio turnover rateE	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class K6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.148
Net realized and unrealized gain (loss)	.840
Total from investment operations	.988
Distributions from net investment income	(.158)
Distributions from net realized gain	(.040)
Total distributions	(.198)
Net asset value, end of period	$10.79
Total ReturnC	9.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F
Expenses net of fee waivers, if any	.28%F
Expenses net of all reductions	.28%F
Net investment income (loss)	1.51%F
Supplemental Data
Net assets, end of period (000 omitted)	$183
Portfolio turnover rateE	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class I

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.128
Net realized and unrealized gain (loss)	.833
Total from investment operations	.961
Distributions from net investment income	(.141)
Distributions from net realized gain	(.040)
Total distributions	(.181)
Net asset value, end of period	$10.78
Total ReturnC	9.67%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F
Expenses net of fee waivers, if any	.48%F
Expenses net of all reductions	.48%F
Net investment income (loss)	1.31%F
Supplemental Data
Net assets, end of period (000 omitted)	$254
Portfolio turnover rateE	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2030 Fund Class Z6

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.148
Net realized and unrealized gain (loss)	.840
Total from investment operations	.988
Distributions from net investment income	(.158)
Distributions from net realized gain	(.040)
Total distributions	(.198)
Net asset value, end of period	$10.79
Total ReturnC	9.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	.28%F
Expenses net of fee waivers, if any	.28%F
Expenses net of all reductions	.28%F
Net investment income (loss)	1.51%F
Supplemental Data
Net assets, end of period (000 omitted)	$183
Portfolio turnover rateE	117%F

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2020

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR).

Each Fund offers the following classes of shares: Class A, Fidelity Managed Retirement shares, Class K, Class K6, Class I and Class Z6. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class. Class K, Class K6 and Class Z6 of each Fund, with the exception of Fidelity Managed Retirement 2030 Fund, commenced sale of shares on August 1, 2019.

Effective after the close of business July 26, 2019, Class M and Class C of each Fund, with the exception of Fidelity Managed Retirement 2030 Fund, were consolidated into Class I. All prior fiscal period dollar and share amounts for Class M and Class C, which are presented in the Notes to Financial Statements, are for the period August 1, 2018 through July 26, 2019.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of July 31, 2020 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$14,573,391	$934,944	$(140,177)	$794,767
Fidelity Managed Retirement 2010 Fund	7,418,362	548,526	(85,459)	463,067
Fidelity Managed Retirement 2015 Fund	6,403,463	449,815	(72,442)	377,373
Fidelity Managed Retirement 2020 Fund	6,830,092	449,965	(96,883)	353,082
Fidelity Managed Retirement 2025 Fund	30,734,475	2,004,874	(525,655)	1,479,219
Fidelity Managed Retirement 2030 Fund	5,940,344	254,862	(105,029)	149,833

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$4,748	$24,274	$ 794,767
Fidelity Managed Retirement 2010 Fund	4,639	65,883	463,067
Fidelity Managed Retirement 2015 Fund	2,997	55,535	377,373
Fidelity Managed Retirement 2020 Fund	2,781	71,737	353,082
Fidelity Managed Retirement 2025 Fund	10,190	284,981	1,479,219
Fidelity Managed Retirement 2030 Fund(a)	19,932	27,649	149,833

 (a) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

Due to large subscriptions in the period, Fidelity Managed Retirement 2030 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

July 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$147,702	$31,840	$179,542
Fidelity Managed Retirement 2010 Fund	186,222	93,992	280,214
Fidelity Managed Retirement 2015 Fund	113,805	63,371	177,176
Fidelity Managed Retirement 2020 Fund	108,340	59,913	168,253
Fidelity Managed Retirement 2025 Fund	526,842	458,534	985,376
Fidelity Managed Retirement 2030 Fund(a)	45,439	4,622	50,061

 (a) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

July 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$147,618	$128,763	$276,381
Fidelity Managed Retirement 2010 Fund	236,613	232,369	468,982
Fidelity Managed Retirement 2015 Fund	110,916	127,365	238,281
Fidelity Managed Retirement 2020 Fund	89,681	117,686	207,367
Fidelity Managed Retirement 2025 Fund	477,671	654,214	1,131,885

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	7,981,399	4,961,362
Fidelity Managed Retirement 2010 Fund	4,098,352	5,938,053
Fidelity Managed Retirement 2015 Fund	5,547,805	3,680,697
Fidelity Managed Retirement 2020 Fund	6,290,298	4,016,365
Fidelity Managed Retirement 2025 Fund	28,318,168	18,530,492
Fidelity Managed Retirement 2030 Fund	9,694,191	3,758,878

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, Retail and I)	Annual % of Class-Level Average Net Assets (Classes K, K6 and Z6)
Fidelity Managed Retirement Income Fund	.45%	.35%
Fidelity Managed Retirement 2010 Fund	.46%	.36%
Fidelity Managed Retirement 2015 Fund	.47%	.37%
Fidelity Managed Retirement 2020 Fund	.47%	.37%
Fidelity Managed Retirement 2025 Fund	.48%	.38%
Fidelity Managed Retirement 2030 Fund	.48%	.38%

Under the expense contract, the investment adviser pays class-level expenses for Classes K6 and Z6 of each Fund as necessary so that Classes K6 and Z6 total expenses do not exceed certain amounts of Classes K6 and Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6 and Z6)
Fidelity Managed Retirement Income Fund	.25%
Fidelity Managed Retirement 2010 Fund	.26%
Fidelity Managed Retirement 2015 Fund	.27%
Fidelity Managed Retirement 2020 Fund	.27%
Fidelity Managed Retirement 2025 Fund	.28%
Fidelity Managed Retirement 2030 Fund	.28%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$595	$–
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$498	$–
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$1,814	$–
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$209	$36
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$2,039	$–
Fidelity Managed Retirement 2030 Fund
Class A	-%	.25%	$560	$412

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is 1.00% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	$1,105
Fidelity Managed Retirement 2010 Fund
Class A	$6
Fidelity Managed Retirement 2015 Fund
Class A	$788
Fidelity Managed Retirement 2020 Fund
Class A	$884
Fidelity Managed Retirement 2025 Fund
Class A	$1,039
Fidelity Managed Retirement 2030 Fund
Class A	$37

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Fidelity Managed Retirement Income Fund	$6
Fidelity Managed Retirement 2010 Fund	3
Fidelity Managed Retirement 2015 Fund	3
Fidelity Managed Retirement 2020 Fund	9
Fidelity Managed Retirement 2025 Fund	16
Fidelity Managed Retirement 2030 Fund	1

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Managed Retirement 2010 Fund	$1
Fidelity Managed Retirement 2020 Fund	1
Fidelity Managed Retirement 2025 Fund	4

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2020	Year ended July 31, 2019
Fidelity Managed Retirement Income Fund(a)
Distributions to shareholders
Class A	$5,373	$6,373
Class M	–	1,746
Class C	–	1,664
Fidelity Managed Retirement Income	163,342	264,089
Class K	2,469	–
Class K6	4,286	–
Class I	1,500	2,509
Class Z6	2,572	–
Total	$179,542	$276,381
Fidelity Managed Retirement 2010 Fund(a)
Distributions to shareholders
Class A	$5,526	$6,922
Class M	–	845
Class C	–	4,945
Fidelity Managed Retirement 2010	261,431	454,437
Class K	3,116	–
Class K6	3,473	–
Class I	3,147	1,833
Class Z6	3,521	–
Total	$280,214	$468,982
Fidelity Managed Retirement 2015 Fund(a)
Distributions to shareholders
Class A	$16,767	$13,554
Class M	–	1,377
Class C	–	3,298
Fidelity Managed Retirement 2015	135,472	209,247
Class K	3,257	–
Class K6	3,350	–
Class I	8,874	10,805
Class Z6	9,456	–
Total	$177,176	$238,281
Fidelity Managed Retirement 2020 Fund(a)
Distributions to shareholders
Class A	$664	$1,042
Class M	–	9,779
Class C	–	5,230
Fidelity Managed Retirement 2020	151,037	189,573
Class K	3,242	–
Class K6	4,294	–
Class I	5,679	1,743
Class Z6	3,337	–
Total	$168,253	$207,367
Fidelity Managed Retirement 2025 Fund(a)
Distributions to shareholders
Class A	$27,382	$35,104
Class M	–	29,200
Class C	–	8,132
Fidelity Managed Retirement 2025	909,276	1,057,637
Class K	3,971	–
Class K6	21,421	–
Class I	19,263	1,812
Class Z6	4,063	–
Total	$985,376	$1,131,885
Fidelity Managed Retirement 2030 Fund(b)
Distributions to shareholders
Class A	$3,496	$–
Fidelity Managed Retirement 2030 Fund	33,333	–
Class K	3,179	–
Class K6	3,628	–
Class I	3,111	–
Class Z6	3,314	–
Total	$50,061	$–

 (a) Distributions for Class K, K6 and Z6 are for the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 (b) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2020	Year ended July 31, 2019
Fidelity Managed Retirement Income Fund(a)
Class A
Shares sold	2,961	478	$172,135	$26,868
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	3,783	–	227,013	–
Reinvestment of distributions	90	110	5,242	6,124
Shares redeemed	(2,404)	(79)	(133,759)	(4,444)
Net increase (decrease)	4,430	509	$270,631	$28,548
Class M
Reinvestment of distributions	–	31	$–	$1,746
Shares redeemed	–	(983)	–	(56,375)
Net increase (decrease)	–	(952)	$–	$(54,629)
Class C
Shares sold	–	178	$–	$10,000
Reinvestment of distributions	–	30	–	1,664
Shares redeemed	–	(1,096)	–	(61,965)
Net increase (decrease)	–	(888)	$–	$(50,301)
Fidelity Managed Retirement Income
Shares sold	95,756	15,319	$5,601,494	$875,448
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	80,057	–	4,801,815	–
Reinvestment of distributions	2,153	3,593	125,471	200,150
Shares redeemed	(51,814)	(30,990)	(2,986,202)	(1,772,969)
Net increase (decrease)	126,152	(12,078)	$7,542,578	$(697,371)
Class K
Shares sold	1,730	–	$100,006	$–
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	1,773	–	106,390	–
Reinvestment of distributions	42	–	2,469	–
Shares redeemed	(1,773)	–	(106,390)	–
Net increase (decrease)	1,772	–	$102,475	$–
Class K6
Shares sold	7,492	–	$434,829	$–
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	1,825	–	109,422	–
Reinvestment of distributions	74	–	4,286	–
Shares redeemed	(2,210)	–	(131,868)	–
Net increase (decrease)	7,181	–	$416,669	$–
Class I
Shares sold	–	766	$–	$44,238
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	4,654	–	279,419	–
Reinvestment of distributions	26	45	1,500	2,509
Shares redeemed	(1,382)	(221)	(78,322)	(12,299)
Net increase (decrease)	3,298	590	$202,597	$34,448
Class Z6
Shares sold	1,730	–	$100,010	$–
Issued in exchange for the shares of Fidelity Managed Retirement 2005 Fund	1,776	–	106,492	–
Reinvestment of distributions	44	–	2,572	–
Shares redeemed	(1,776)	–	(106,492)	–
Net increase (decrease)	1,774	–	$102,582	$–
Fidelity Managed Retirement 2010 Fund(a)
Class A
Shares sold	42	1,165	$2,450	$63,933
Reinvestment of distributions	97	128	5,526	6,922
Shares redeemed	(527)	(48)	(28,489)	(2,560)
Net increase (decrease)	(388)	1,245	$(20,513)	$68,295
Class M
Reinvestment of distributions	–	16	$–	$845
Shares redeemed	–	(329)	–	(18,577)
Net increase (decrease)	–	(313)	$–	$(17,732)
Class C
Reinvestment of distributions	–	92	$–	$4,945
Shares redeemed	–	(2,175)	–	(119,990)
Net increase (decrease)	–	(2,083)	$–	$(115,045)
Fidelity Managed Retirement 2010
Shares sold	16,045	16,436	$915,896	$912,020
Reinvestment of distributions	3,708	6,730	210,481	365,530
Shares redeemed	(59,561)	(21,302)	(3,354,700)	(1,165,906)
Net increase (decrease)	(39,808)	1,864	$(2,228,323)	$111,644
Class K
Shares sold	1,773	–	$100,000	$–
Reinvestment of distributions	55	–	3,116	–
Net increase (decrease)	1,828	–	$103,116	$–
Class K6
Shares sold	2,669	–	$151,341	$–
Reinvestment of distributions	61	–	3,473	–
Shares redeemed	(10)	–	(564)	–
Net increase (decrease)	2,720	–	$154,250	$–
Class I
Shares sold	3	1,309	$183	$73,984
Reinvestment of distributions	55	34	3,146	1,833
Shares redeemed	(96)	–	(5,396)	–
Net increase (decrease)	(38)	1,343	$(2,067)	$75,817
Class Z6
Shares sold	2,881	–	$163,800	$–
Reinvestment of distributions	62	–	3,521	–
Shares redeemed	(72)	–	(4,160)	–
Net increase (decrease)	2,871	–	$163,161	$–
Fidelity Managed Retirement 2015 Fund(a)
Class A
Shares sold	21,213	3	$1,098,855	$175
Reinvestment of distributions	313	265	16,767	13,554
Shares redeemed	(7,675)	(221)	(406,811)	(11,309)
Net increase (decrease)	13,851	47	$708,811	$2,420
Class M
Reinvestment of distributions	–	27	$–	$1,377
Shares redeemed	–	(503)	–	(26,893)
Net increase (decrease)	–	(476)	$–	$(25,516)
Class C
Shares sold	–	195	$–	$10,000
Reinvestment of distributions	–	65	–	3,298
Shares redeemed	–	(1,516)	–	(80,075)
Net increase (decrease)	–	(1,256)	$–	$(66,777)
Fidelity Managed Retirement 2015
Shares sold	34,327	20,102	$1,833,919	$1,052,586
Reinvestment of distributions	2,138	3,554	114,384	181,789
Shares redeemed	(20,581)	(15,511)	(1,090,299)	(807,368)
Net increase (decrease)	15,884	8,145	$858,004	$427,007
Class K
Shares sold	1,884	–	$100,000	$–
Reinvestment of distributions	61	–	3,256	–
Net increase (decrease)	1,945	–	$103,256	$–
Class K6
Shares sold	1,950	–	$103,563	$–
Reinvestment of distributions	63	–	3,350	–
Net increase (decrease)	2,013	–	$106,913	$–
Class I
Shares sold	939	1,815	$49,440	$96,764
Reinvestment of distributions	166	212	8,874	10,805
Shares redeemed	(1,574)	(58)	(84,118)	(2,909)
Net increase (decrease)	(469)	1,969	$(25,804)	$104,660
Class Z6
Shares sold	8,483	–	$456,007	$–
Reinvestment of distributions	176	–	9,456	–
Shares redeemed	(6,713)	–	(356,110)	–
Net increase (decrease)	1,946	–	$109,353	$–
Fidelity Managed Retirement 2020 Fund(a)
Class A
Shares sold	4,071	37	$206,022	$1,804
Reinvestment of distributions	13	21	664	1,042
Shares redeemed	(1,579)	(3)	(81,863)	(135)
Net increase (decrease)	2,505	55	$124,823	$2,711
Class M
Reinvestment of distributions	–	169	$–	$8,348
Shares redeemed	–	(3,467)	–	(178,417)
Net increase (decrease)	–	(3,298)	$–	$(170,069)
Class C
Reinvestment of distributions	–	108	$–	$5,230
Shares redeemed	–	(2,006)	–	(101,870)
Net increase (decrease)	–	(1,898)	$–	$(96,640)
Fidelity Managed Retirement 2020
Shares sold	59,096	55,563	$3,008,096	$2,798,761
Reinvestment of distributions	2,463	3,094	127,930	152,765
Shares redeemed	(30,282)	(34,614)	(1,522,054)	(1,727,788)
Net increase (decrease)	31,277	24,043	$1,613,972	$1,223,738
Class K
Shares sold	1,950	–	$100,000	$–
Reinvestment of distributions	62	–	3,242	–
Net increase (decrease)	2,012	–	$103,242	$–
Class K6
Shares sold	7,461	–	$394,204	$–
Reinvestment of distributions	83	–	4,294	–
Net increase (decrease)	7,544	–	$398,498	$–
Class I
Shares sold	790	5,102	$38,069	$263,299
Reinvestment of distributions	106	35	5,509	1,743
Shares redeemed	(2,618)	–	(133,829)	–
Net increase (decrease)	(1,722)	5,137	$(90,251)	$265,042
Class Z6
Shares sold	1,950	–	$100,000	$–
Reinvestment of distributions	64	–	3,337	–
Net increase (decrease)	2,014	–	$103,337	$–
Fidelity Managed Retirement 2025 Fund(a)
Class A
Shares sold	7,638	–	$411,467	$–
Reinvestment of distributions	513	694	27,382	35,104
Shares redeemed	(661)	(798)	(35,093)	(38,947)
Net increase (decrease)	7,490	(104)	$403,756	$(3,843)
Class M
Reinvestment of distributions	–	503	$–	$25,589
Shares redeemed	–	(9,710)	–	(515,996)
Net increase (decrease)	–	(9,207)	$–	$(490,407)
Class C
Reinvestment of distributions	–	163	$–	$8,132
Shares redeemed	–	(2,870)	–	(150,505)
Net increase (decrease)	–	(2,707)	$–	$(142,373)
Fidelity Managed Retirement 2025
Shares sold	303,562	74,256	$16,048,520	$3,884,708
Reinvestment of distributions	14,686	18,018	781,612	915,888
Shares redeemed	(153,379)	(24,076)	(7,832,474)	(1,250,835)
Net increase (decrease)	164,869	68,198	$8,997,658	$3,549,761
Class K
Shares sold	1,893	–	$100,000	$–
Reinvestment of distributions	75	–	3,971	–
Net increase (decrease)	1,968	–	$103,971	$–
Class K6
Shares sold	26,559	–	$1,442,572	$–
Reinvestment of distributions	399	–	21,421	–
Shares redeemed	(19,486)	–	(1,068,818)	–
Net increase (decrease)	7,472	–	$395,175	$–
Class I
Shares sold	2,091	12,228	$109,870	$651,861
Reinvestment of distributions	342	35	18,184	1,812
Shares redeemed	(6,216)	–	(334,404)	–
Net increase (decrease)	(3,783)	12,263	$(206,350)	$653,673
Class Z6
Shares sold	1,891	–	$100,000	$–
Reinvestment of distributions	76	–	4,062	–
Net increase (decrease)	1,967	–	$104,062	$–
Fidelity Managed Retirement 2030 Fund(b)
Class A
Shares sold	27,514	–	$273,875	$–
Reinvestment of distributions	333	–	3,496	–
Net increase (decrease)	27,847	–	$277,371	$–
Fidelity Managed Retirement 2030 Fund
Shares sold	689,665	–	$7,123,467	$–
Reinvestment of distributions	3,188	–	33,308	–
Shares redeemed	(230,074)	–	(2,289,429)	–
Net increase (decrease)	462,779	–	$4,867,346	$–
Class K
Shares sold	16,666	–	$166,660	$–
Reinvestment of distributions	304	–	3,179	–
Net increase (decrease)	16,970	–	$169,839	$–
Class K6
Shares sold	18,661	–	$186,852	$–
Reinvestment of distributions	347	–	3,628	–
Shares redeemed	(2,006)	–	(18,404)	–
Net increase (decrease)	17,002	–	$172,076	$–
Class I
Shares sold	23,316	–	$233,650	$–
Reinvestment of distributions	298	–	3,111	–
Shares redeemed	(50)	–	(489)	–
Net increase (decrease)	23,564	–	$236,272	$–
Class Z6
Shares sold	16,666	–	$166,660	$–
Reinvestment of distributions	317	–	3,314	–
Net increase (decrease)	16,983	–	$169,974	$–

 (a) Share transactions for Class K, K6 and Z6 are for the period August 1, 2019 (commencement of sale of shares) to July 31, 2020.

 (b) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

11. Merger Information.

On July 17, 2020, Fidelity Managed Retirement Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Managed Retirement 2005 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of each class of Fidelity Managed Retirement Income Fund for corresponding shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $5,630,551, including securities of $5,628,854 and unrealized appreciation of $318,951, was combined with the Fidelity Managed Retirement Income Fund net assets of $9,657,715 for total net assets after the acquisition of $15,288,266.

Pro forma results of operations of the combined entity for the entire period ended July 31, 2020, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$205,237
Total net realized gain (loss)	100,256
Total change in net unrealized appreciation (depreciation)	632,033
Net increase (decrease) in net assets resulting from operations	$937,526

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in Fidelity Managed Retirement Income Fund accompanying Statement of Operations since July 17, 2020.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund and Fidelity Managed Retirement 2030 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the Fidelity Managed Retirement 2030 Fund; the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from August 16, 2019 (commencement of operations) to July 31, 2020 for the Fidelity Managed Retirement 2030 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 11, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Managed Retirement Income Fund
Class A	.70%
Actual		$1,000.00	$1,031.30	$3.54
Hypothetical-C		$1,000.00	$1,021.38	$3.52
Fidelity Managed Retirement Income	.45%
Actual		$1,000.00	$1,032.70	$2.27
Hypothetical-C		$1,000.00	$1,022.63	$2.26
Class K	.35%
Actual		$1,000.00	$1,033.20	$1.77
Hypothetical-C		$1,000.00	$1,023.12	$1.76
Class K6	.25%
Actual		$1,000.00	$1,033.70	$1.26
Hypothetical-C		$1,000.00	$1,023.62	$1.26
Class I	.44%
Actual		$1,000.00	$1,032.70	$2.22
Hypothetical-C		$1,000.00	$1,022.68	$2.21
Class Z6	.25%
Actual		$1,000.00	$1,033.80	$1.26
Hypothetical-C		$1,000.00	$1,023.62	$1.26
Fidelity Managed Retirement 2010 Fund
Class A	.71%
Actual		$1,000.00	$1,029.90	$3.58
Hypothetical-C		$1,000.00	$1,021.33	$3.57
Fidelity Managed Retirement 2010	.46%
Actual		$1,000.00	$1,031.30	$2.32
Hypothetical-C		$1,000.00	$1,022.58	$2.31
Class K	.36%
Actual		$1,000.00	$1,031.90	$1.82
Hypothetical-C		$1,000.00	$1,023.07	$1.81
Class K6	.26%
Actual		$1,000.00	$1,032.30	$1.31
Hypothetical-C		$1,000.00	$1,023.57	$1.31
Class I	.46%
Actual		$1,000.00	$1,031.30	$2.32
Hypothetical-C		$1,000.00	$1,022.58	$2.31
Class Z6	.26%
Actual		$1,000.00	$1,032.40	$1.31
Hypothetical-C		$1,000.00	$1,023.57	$1.31
Fidelity Managed Retirement 2015 Fund
Class A	.72%
Actual		$1,000.00	$1,029.10	$3.63
Hypothetical-C		$1,000.00	$1,021.28	$3.62
Fidelity Managed Retirement 2015	.47%
Actual		$1,000.00	$1,030.30	$2.37
Hypothetical-C		$1,000.00	$1,022.53	$2.36
Class K	.37%
Actual		$1,000.00	$1,030.70	$1.87
Hypothetical-C		$1,000.00	$1,023.02	$1.86
Class K6	.27%
Actual		$1,000.00	$1,031.20	$1.36
Hypothetical-C		$1,000.00	$1,023.52	$1.36
Class I	.47%
Actual		$1,000.00	$1,030.20	$2.37
Hypothetical-C		$1,000.00	$1,022.53	$2.36
Class Z6	.28%
Actual		$1,000.00	$1,031.30	$1.41
Hypothetical-C		$1,000.00	$1,023.47	$1.41
Fidelity Managed Retirement 2020 Fund
Class A	.72%
Actual		$1,000.00	$1,026.90	$3.63
Hypothetical-C		$1,000.00	$1,021.28	$3.62
Fidelity Managed Retirement 2020	.47%
Actual		$1,000.00	$1,028.30	$2.37
Hypothetical-C		$1,000.00	$1,022.53	$2.36
Class K	.37%
Actual		$1,000.00	$1,028.80	$1.87
Hypothetical-C		$1,000.00	$1,023.02	$1.86
Class K6	.27%
Actual		$1,000.00	$1,029.20	$1.36
Hypothetical-C		$1,000.00	$1,023.52	$1.36
Class I	.47%
Actual		$1,000.00	$1,028.30	$2.37
Hypothetical-C		$1,000.00	$1,022.53	$2.36
Class Z6	.27%
Actual		$1,000.00	$1,029.30	$1.36
Hypothetical-C		$1,000.00	$1,023.52	$1.36
Fidelity Managed Retirement 2025 Fund
Class A	.73%
Actual		$1,000.00	$1,025.80	$3.68
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Fidelity Managed Retirement 2025	.48%
Actual		$1,000.00	$1,027.30	$2.42
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Class K	.38%
Actual		$1,000.00	$1,027.80	$1.92
Hypothetical-C		$1,000.00	$1,022.97	$1.91
Class K6	.28%
Actual		$1,000.00	$1,028.30	$1.41
Hypothetical-C		$1,000.00	$1,023.47	$1.41
Class I	.48%
Actual		$1,000.00	$1,027.30	$2.42
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Class Z6	.28%
Actual		$1,000.00	$1,028.30	$1.41
Hypothetical-C		$1,000.00	$1,023.47	$1.41
Fidelity Managed Retirement 2030 Fund
Class A	.73%
Actual		$1,000.00	$1,025.60	$3.68
Hypothetical-C		$1,000.00	$1,021.23	$3.67
Fidelity Managed Retirement 2030 Fund	.48%
Actual		$1,000.00	$1,025.80	$2.42
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Class K	.38%
Actual		$1,000.00	$1,026.30	$1.91
Hypothetical-C		$1,000.00	$1,022.97	$1.91
Class K6	.28%
Actual		$1,000.00	$1,027.70	$1.41
Hypothetical-C		$1,000.00	$1,023.47	$1.41
Class I	.48%
Actual		$1,000.00	$1,025.80	$2.42
Hypothetical-C		$1,000.00	$1,022.48	$2.41
Class Z6	.28%
Actual		$1,000.00	$1,027.70	$1.41
Hypothetical-C		$1,000.00	$1,023.47	$1.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Fidelity Managed Retirement Income Fund
Class A	09/14/2020	09/11/2020	$0.092
Fidelity Managed Retirement Income	09/14/2020	09/11/2020	$0.092
Class K	09/14/2020	09/11/2020	$0.092
Class K6	09/14/2020	09/11/2020	$0.092
Class I	09/14/2020	09/11/2020	$0.092
Class Z6	09/14/2020	09/11/2020	$0.092
Fidelity Managed Retirement 2010 Fund
Class A	09/14/2020	09/11/2020	$0.498
Fidelity Managed Retirement 2010	09/14/2020	09/11/2020	$0.498
Class K	09/14/2020	09/11/2020	$0.498
Class K6	09/14/2020	09/11/2020	$0.498
Class I	09/14/2020	09/11/2020	$0.498
Class Z6	09/14/2020	09/11/2020	$0.498
Fidelity Managed Retirement 2015 Fund
Class A	09/14/2020	09/11/2020	$0.423
Fidelity Managed Retirement 2015	09/14/2020	09/11/2020	$0.423
Class K	09/14/2020	09/11/2020	$0.423
Class K6	09/14/2020	09/11/2020	$0.423
Class I	09/14/2020	09/11/2020	$0.423
Class Z6	09/14/2020	09/11/2020	$0.423
Fidelity Managed Retirement 2020 Fund
Class A	09/14/2020	09/11/2020	$0.544
Fidelity Managed Retirement 2020	09/14/2020	09/11/2020	$0.544
Class K	09/14/2020	09/11/2020	$0.544
Class K6	09/14/2020	09/11/2020	$0.544
Class I	09/14/2020	09/11/2020	$0.544
Class Z6	09/14/2020	09/11/2020	$0.544
Fidelity Managed Retirement 2025 Fund
Class A	09/14/2020	09/11/2020	$0.476
Fidelity Managed Retirement 2025	09/14/2020	09/11/2020	$0.476
Class K	09/14/2020	09/11/2020	$0.476
Class K6	09/14/2020	09/11/2020	$0.476
Class I	09/14/2020	09/11/2020	$0.476
Class Z6	09/14/2020	09/11/2020	$0.476
Fidelity Managed Retirement 2030 Fund
Class A	09/14/2020	09/11/2020	$0.053
Fidelity Managed Retirement 2030	09/14/2020	09/11/2020	$0.053
Class K	09/14/2020	09/11/2020	$0.053
Class K6	09/14/2020	09/11/2020	$0.053
Class I	09/14/2020	09/11/2020	$0.053
Class Z6	09/14/2020	09/11/2020	$0.053

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement Income Fund	$47,094
Fidelity Managed Retirement 2010 Fund	$127,878
Fidelity Managed Retirement 2015 Fund	$89,136
Fidelity Managed Retirement 2020 Fund	$108,574
Fidelity Managed Retirement 2025 Fund	$514,298
Fidelity Managed Retirement 2030 Fund	$32,270

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 17, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement 2005 Fund	$55,388

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Managed Retirement Income Fund	18.41%
Fidelity Managed Retirement 2005 Fund	18.32%
Fidelity Managed Retirement 2010 Fund	15.56%
Fidelity Managed Retirement 2015 Fund	13.88%
Fidelity Managed Retirement 2020 Fund	11.79%
Fidelity Managed Retirement 2025 Fund	11.06%
Fidelity Managed Retirement 2030 Fund	11.22%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	18%	15%	13%	12%	18%	12%
October 2019	25%	22%	21%	20%	22%	20%
November 2019	24%	22%	20%	19%	22%	19%
December 2019	22%	22%	21%	21%	22%	21%
February 2020	1%	1%	1%	1%	1%	1%
March 2020	1%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	2%	1%
May 2020	1%	1%	1%	1%	1%	1%
June 2020	1%	1%	1%	1%	1%	1%
July 2020	1%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2005 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	20%	16%	14%	13%	19%	13%
October 2019	25%	22%	21%	20%	22%	20%
November 2019	27%	22%	21%	19%	22%	19%
December 2019	23%	22%	21%	21%	22%	21%
February 2020	1%	1%	1%	1%	1%	1%
March 2020	1%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	1%	1%
May 2020	1%	1%	1%	1%	1%	1%
June 2020	1%	1%	1%	1%	1%	1%
July 2020	1%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2010 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	28%	22%	19%	18%	25%	18%
October 2019	34%	30%	29%	28%	30%	28%
November 2019	38%	30%	28%	26%	30%	26%
December 2019	31%	30%	30%	29%	30%	29%
February 2020	2%	1%	1%	1%	1%	1%
March 2020	2%	1%	1%	1%	1%	1%
April 2020	2%	1%	1%	1%	1%	1%
May 2020	2%	1%	1%	1%	1%	1%
June 2020	2%	1%	1%	1%	1%	1%
July 2020	2%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2015 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	35%	28%	23%	22%	29%	22%
October 2019	36%	38%	36%	35%	38%	35%
November 2019	43%	37%	33%	30%	37%	30%
December 2019	39%	37%	37%	36%	38%	36%
February 2020	3%	2%	2%	2%	2%	2%
March 2020	3%	2%	2%	2%	2%	2%
April 2020	2%	2%	2%	2%	2%	2%
May 2020	3%	2%	2%	2%	2%	2%
June 2020	3%	2%	2%	2%	2%	2%
July 2020	3%	2%	2%	2%	2%	2%
Fidelity Managed Retirement 2020 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	68%	36%	31%	29%	53%	29%
October 2019	47%	42%	41%	40%	42%	40%
November 2019	62%	43%	36%	33%	38%	33%
December 2019	44%	42%	42%	41%	43%	41%
February 2020	2%	3%	3%	2%	3%	2%
March 2020	3%	3%	3%	2%	3%	2%
April 2020	3%	3%	3%	2%	3%	2%
May 2020	4%	3%	3%	3%	3%	3%
June 2020	8%	3%	2%	2%	3%	2%
July 2020	0%	3%	2%	2%	3%	2%
Fidelity Managed Retirement 2025 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	51%	38%	31%	29%	43%	29%
October 2019	54%	47%	46%	44%	49%	44%
November 2019	80%	47%	43%	30%	49%	37%
December 2019	48%	48%	47%	45%	49%	46%
February 2020	6%	4%	3%	0%	4%	3%
March 2020	8%	4%	3%	3%	4%	3%
April 2020	5%	4%	3%	3%	4%	3%
May 2020	5%	4%	4%	3%	4%	3%
June 2020	0%	4%	2%	2%	4%	2%
July 2020	0%	4%	3%	2%	3%	2%
Fidelity Managed Retirement 2030 Fund
August 2019	N/A	N/A	N/A	N/A	N/A	N/A
September 2019	73%	49%	49%	49%	49%	49%
October 2019	65%	47%	53%	49%	56%	49%
November 2019	100%	43%	71%	54%	100%	54%
December 2019	54%	51%	51%	50%	52%	50%
February 2020	0%	5%	5%	4%	7%	4%
March 2020	14%	5%	4%	4%	5%	4%
April 2020	8%	5%	4%	4%	4%	4%
May 2020	14%	5%	4%	4%	5%	4%
June 2020	13%	5%	5%	4%	7%	4%
July 2020	8%	5%	3%	3%	4%	3%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Retail Class	Class K	Class K6	Class I	Class Z6
Fidelity Managed Retirement Income Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	1%	1%	1%	1%	1%	1%
October 2019	1%	1%	1%	1%	1%	1%
November 2019	1%	1%	1%	1%	1%	1%
December 2019	1%	1%	1%	1%	1%	1%
February 2020	1%	1%	1%	1%	1%	1%
March 2020	1%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	2%	1%
May 2020	1%	1%	1%	1%	1%	1%
June 2020	1%	1%	1%	1%	1%	1%
July 2020	1%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2005 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	1%	1%	1%	1%	1%	1%
October 2019	1%	1%	1%	1%	1%	1%
November 2019	1%	1%	1%	1%	1%	1%
December 2019	1%	1%	1%	1%	1%	1%
February 2020	1%	1%	1%	1%	1%	1%
March 2020	1%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	1%	1%
May 2020	1%	1%	1%	1%	1%	1%
June 2020	1%	1%	1%	1%	1%	1%
July 2020	1%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2010 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	1%	1%	1%	1%	1%	1%
October 2019	2%	2%	2%	1%	2%	1%
November 2019	2%	2%	1%	1%	2%	1%
December 2019	2%	2%	2%	2%	2%	2%
February 2020	1%	1%	1%	1%	1%	1%
March 2020	1%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	1%	1%
May 2020	1%	1%	1%	1%	1%	1%
June 2020	1%	1%	1%	1%	1%	1%
July 2020	1%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2015 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	1%	1%	1%	1%	1%	1%
October 2019	1%	1%	1%	1%	1%	1%
November 2019	2%	1%	1%	1%	1%	1%
December 2019	1%	1%	1%	1%	1%	1%
February 2020	1%	1%	1%	1%	1%	1%
March 2020	1%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	1%	1%
May 2020	1%	1%	1%	1%	1%	1%
June 2020	1%	1%	1%	1%	1%	1%
July 2020	1%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2020 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	3%	2%	2%	1%	2%	1%
October 2019	2%	2%	2%	2%	2%	2%
November 2019	3%	2%	2%	2%	2%	2%
December 2019	2%	2%	2%	2%	2%	2%
February 2020	1%	1%	1%	1%	1%	1%
March 2020	1%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	1%	1%
May 2020	1%	1%	1%	1%	1%	1%
June 2020	2%	1%	1%	1%	1%	1%
July 2020	0%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2025 Fund
August 2019	0%	0%	0%	0%	0%	0%
September 2019	2%	2%	2%	1%	2%	1%
October 2019	2%	2%	2%	2%	2%	2%
November 2019	3%	2%	2%	1%	2%	2%
December 2019	2%	2%	2%	2%	2%	2%
February 2020	1%	1%	1%	0%	1%	1%
March 2020	2%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	1%	1%
May 2020	1%	1%	1%	1%	1%	1%
June 2020	0%	1%	1%	1%	1%	1%
July 2020	0%	1%	1%	1%	1%	1%
Fidelity Managed Retirement 2030 Fund
August 2019	N/A	N/A	N/A	N/A	N/A	N/A
September 2019	3%	2%	2%	2%	2%	2%
October 2019	3%	2%	2%	2%	2%	2%
November 2019	0%	2%	3%	2%	0%	2%
December 2019	2%	2%	2%	2%	2%	2%
February 2020	0%	1%	1%	1%	1%	1%
March 2020	2%	1%	1%	1%	1%	1%
April 2020	1%	1%	1%	1%	1%	1%
May 2020	2%	1%	1%	1%	1%	1%
June 2020	2%	1%	1%	1%	1%	1%
July 2020	1%	1%	1%	1%	1%	1%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MRI-ANN-0920
1.9881729.103

Fidelity Simplicity RMD Income Fund℠

Fidelity Simplicity RMD 2010 Fund℠

Fidelity Simplicity RMD 2015 Fund℠

Fidelity Simplicity RMD 2020 Fund℠

Fidelity Simplicity RMD 2025 Fund℠

Annual Report

July 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Simplicity RMD Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD Income Fund℠	7.19%	4.65%	6.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD Income Fund℠ on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,393	Fidelity Simplicity RMD Income Fund℠
$14,616	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2010 Fund℠	7.44%	5.39%	7.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2010 Fund℠ on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,131	Fidelity Simplicity RMD 2010 Fund℠
$14,616	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2015 Fund℠	7.71%	5.71%	7.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2015 Fund℠ on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$20,787	Fidelity Simplicity RMD 2015 Fund℠
$14,616	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2020 Fund℠	7.88%	5.99%	7.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2020 Fund℠ on July 31, 2010.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$21,541	Fidelity Simplicity RMD 2020 Fund℠
$14,616	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity Simplicity RMD 2025 Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2025 Fund℠ on August 16, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$10,945	Fidelity Simplicity RMD 2025 Fund℠
$11,533	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending July 31, 2020, financial markets were highly influenced by the global outbreak and spread of the coronavirus, which curtailed economic growth and the outlook for corporate earnings. Declared a pandemic on March 11, the crisis and containment efforts led to increased uncertainty, broad-based contraction in economic activity, elevated volatility and dislocation in financial markets. Rapid and expansive monetary- and fiscal-policy responses provided a partial offset to the economic disruption and fueled a sharp uptrend for many assets from March 24 through July 31.

Non-U.S. equities gained 0.82% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index, reflecting significant ups and downs related to the pandemic. From a regional perspective, emerging markets (+7%), Europe ex U.K. (+4%) and Japan (+2%) outperformed the broader index. Conversely, the U.K. (-15%), Asia Pacific ex Japan (-9%) and Canada (-1%) lagged. By sector, information technology (+34%) and health care (+24%) led. On the other end of the spectrum, the energy sector (-28%) underperformed by the widest margin, while financials (-16%) and industrials (-3%) also notably trailed the index.

The Dow Jones U.S. Total Stock Market Index gained 10.80% for the 12 months. After a sharp decline in the first quarter of 2020 (-20.96%) due to the coronavirus outbreak, U.S. equities rebounded with a 22.09% advance in the second quarter and added 5.65% in July. Among sectors, energy (-39%) fared worst, whereas information technology (+37%) led the way by a wide margin. Consumer discretionary (+24%) and health care (+20%) also stood out this period. Large-cap stocks topped smaller-caps, while growth handily outpaced value. Elsewhere, commodities notably lagged equities.

Turning to fixed income, U.S. taxable investment-grade bonds (the Bloomberg Barclays U.S. Aggregate Bond Index) rose 10.12%, as investors generally sought assets with greater perceived safety and yields plunged. U.S. corporate bonds (+11.86%) and Treasury bonds (+11.84%) led the way, while Treasury Inflation-Protected Securities (+10.23%) also performed well. Agency bonds (+7.24%) and mortgage-backed securities (+5.43%) lagged the Bloomberg Barclays index. Extended (non-core) categories, including emerging-markets debt (+4.08%), high-yield bonds (+2.99%) and floating-rate bank loans (-0.79%) turned in lower returns.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Simplicity RMD Funds℠ ranged from about 7% to 8%, with performance trending higher among the funds for investors with a longer retirement horizon. Funds for investors with a greater number years to invest in retirement – those with more exposure to equities and lower allocations to fixed-income and short-term securities – fared a bit better than those that invest in a greater percentage of fixed-income and short-term debt, and less equity exposure. Each Fidelity Simplicity RMD Fund lagged its Composite index, primarily due to active asset allocation decisions. Specifically, a non-Composite allocation to commodities was the largest detractor the past 12 months, as this asset class returned -12.07%, according to the Bloomberg Barclays Commodity Index Total Return. Underweighting two strong-performing asset classes – U.S. equities and investment-grade bonds – also hindered the Funds’ relative results. Conversely, the performance of the Funds’ underlying investment portfolios was strong overall. In particular, the Funds’ investments in underlying non-U.S. equities contributed most, while investments in U.S. equities and investment-grade bonds also added value this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On June 13, 2020, Fidelity Simplicity RMD 2005 Fund closed to new investors in anticipation of its planned merger into Fidelity Simplicity RMD Income Fund.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.6
Fidelity Series Government Money Market Fund 0.23%	19.4
Fidelity Series Inflation-Protected Bond Index Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	6.4
Fidelity Series Short-Term Credit Fund	4.4
Fidelity Series Commodity Strategy Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series Overseas Fund	1.5
Fidelity Series International Growth Fund	1.5
Fidelity Series International Value Fund	1.4
90.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	8.9%
International Equity Funds	12.4%
Bond Funds	54.9%
Short-Term Funds	23.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 8.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	10,065	$102,760
Fidelity Series Blue Chip Growth Fund (a)	9,326	179,516
Fidelity Series Commodity Strategy Fund (a)	245,952	998,565
Fidelity Series Growth Company Fund (a)	17,158	411,967
Fidelity Series Intrinsic Opportunities Fund (a)	27,322	417,759
Fidelity Series Large Cap Stock Fund (a)	25,418	366,267
Fidelity Series Large Cap Value Index Fund (a)	11,216	128,091
Fidelity Series Opportunistic Insights Fund (a)	10,266	211,581
Fidelity Series Small Cap Discovery Fund (a)	4,426	45,460
Fidelity Series Small Cap Opportunities Fund (a)	11,972	151,571
Fidelity Series Stock Selector Large Cap Value Fund (a)	28,186	303,844
Fidelity Series Value Discovery Fund (a)	19,146	230,711
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,470,798)		3,548,092

International Equity Funds - 12.4%
Fidelity Series Canada Fund (a)	19,178	193,503
Fidelity Series Emerging Markets Fund (a)	30,130	279,906
Fidelity Series Emerging Markets Opportunities Fund (a)	123,423	2,551,158
Fidelity Series International Growth Fund (a)	32,476	583,270
Fidelity Series International Small Cap Fund (a)	10,282	172,322
Fidelity Series International Value Fund (a)	68,088	581,476
Fidelity Series Overseas Fund (a)	53,764	584,417
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,539,821)		4,946,052

Bond Funds - 54.9%
Fidelity Series Emerging Markets Debt Fund (a)	28,897	265,275
Fidelity Series Floating Rate High Income Fund (a)	6,245	54,707
Fidelity Series High Income Fund (a)	33,832	310,576
Fidelity Series Inflation-Protected Bond Index Fund (a)	451,949	4,786,140
Fidelity Series International Credit Fund (a)	1,680	17,451
Fidelity Series Investment Grade Bond Fund (a)	1,247,325	15,391,989
Fidelity Series Long-Term Treasury Bond Index Fund (a)	85,373	922,882
Fidelity Series Real Estate Income Fund (a)	16,749	166,487
TOTAL BOND FUNDS
(Cost $20,084,420)		21,915,507

Short-Term Funds - 23.8%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	7,738,767	7,738,767
Fidelity Series Short-Term Credit Fund (a)	172,309	1,767,894
TOTAL SHORT-TERM FUNDS
(Cost $9,456,817)		9,506,661
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $37,551,856)		39,916,312
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,252)
NET ASSETS - 100%		$39,908,060

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$67,779	$55,599	$62,859	$7,263	$(9,502)	$11,182	$102,760
Fidelity Series Blue Chip Growth Fund	116,700	92,269	122,853	13,269	3,197	18,340	179,516
Fidelity Series Canada Fund	57,662	108,077	44,599	1,535	(6,495)	1,147	193,503
Fidelity Series Commodity Strategy Fund	736,871	412,427	416,541	12,349	(56,278)	(59,726)	998,565
Fidelity Series Emerging Markets Debt Fund	151,703	63,377	45,813	8,614	(2,876)	(3,369)	265,275
Fidelity Series Emerging Markets Fund	77,775	124,402	40,703	2,577	(1,224)	11,422	279,906
Fidelity Series Emerging Markets Opportunities Fund	697,355	1,091,798	403,404	25,836	(118)	192,519	2,551,158
Fidelity Series Floating Rate High Income Fund	31,750	11,400	7,240	1,764	(398)	(1,615)	54,707
Fidelity Series Government Money Market Fund 0.23%	3,869,381	2,743,497	1,773,697	53,779	--	--	7,738,767
Fidelity Series Growth Company Fund	233,107	209,487	265,651	23,900	11,393	57,309	411,967
Fidelity Series High Income Fund	159,393	72,323	37,188	10,408	(1,601)	(556)	310,576
Fidelity Series Inflation-Protected Bond Index Fund	2,826,416	1,005,240	1,046,992	37,839	5,820	150,048	4,786,140
Fidelity Series International Credit Fund	5,597	354	--	354	--	285	17,451
Fidelity Series International Growth Fund	524,387	177,732	388,313	18,947	7,688	23,856	583,270
Fidelity Series International Small Cap Fund	114,738	55,974	72,148	5,720	(2,563)	8,190	172,322
Fidelity Series International Value Fund	494,388	233,281	329,599	21,028	(30,423)	(26,447)	581,476
Fidelity Series Intrinsic Opportunities Fund	284,238	283,133	300,525	15,020	(20,562)	2,107	417,759
Fidelity Series Investment Grade Bond Fund	7,931,312	3,267,205	2,399,166	250,853	6,143	677,567	15,391,989
Fidelity Series Large Cap Stock Fund	249,550	229,285	250,824	13,773	(9,544)	988	366,267
Fidelity Series Large Cap Value Index Fund	72,476	67,902	57,010	4,534	(1,672)	(5,307)	128,091
Fidelity Series Long-Term Treasury Bond Index Fund	760,625	285,238	588,285	64,379	61,057	48,053	922,882
Fidelity Series Opportunistic Insights Fund	128,803	110,469	124,526	13,234	(251)	13,301	211,581
Fidelity Series Overseas Fund	18,709	467,992	167,940	918	(10,381)	37,291	584,417
Fidelity Series Real Estate Income Fund	101,031	36,684	22,686	6,483	(1,771)	(9,241)	166,487
Fidelity Series Short-Term Credit Fund	967,568	258,115	218,316	27,326	(1,082)	24,068	1,767,894
Fidelity Series Small Cap Discovery Fund	35,726	24,861	31,694	1,467	(2,553)	973	45,460
Fidelity Series Small Cap Opportunities Fund	106,857	86,311	95,362	7,085	(3,954)	(3,210)	151,571
Fidelity Series Stock Selector Large Cap Value Fund	192,889	180,730	173,716	11,624	(13,396)	(6,249)	303,844
Fidelity Series Value Discovery Fund	138,172	135,061	128,440	6,179	(6,117)	(1,642)	230,711
	$21,152,958	$11,890,223	$9,616,090	$668,057	$(87,463)	$1,161,284	$39,916,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,548,092	$3,548,092	$--	$--
International Equity Funds	4,946,052	4,946,052	--	--
Bond Funds	21,915,507	21,915,507	--	--
Short-Term Funds	9,506,661	9,506,661	--	--
Total Investments in Securities:	$39,916,312	$39,916,312	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $37,551,856)	$39,916,312
Total Investment in Securities (cost $37,551,856)		$39,916,312
Cash		139
Receivable for investments sold		254,648
Receivable for fund shares sold		85,924
Total assets		40,257,023
Liabilities
Payable for investments purchased	$332,450
Payable for fund shares redeemed	1,500
Accrued management fee	15,013
Total liabilities		348,963
Net Assets		$39,908,060
Net Assets consist of:
Paid in capital		$37,651,111
Total accumulated earnings (loss)		2,256,949
Net Assets		$39,908,060
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($39,908,060 ÷ 653,083.00 shares)		$61.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$482,092
Expenses
Management fee	$106,606
Independent trustees' fees and expenses	82
Total expenses		106,688
Net investment income (loss)		375,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(87,463)
Capital gain distributions from underlying funds:
Affiliated issuers	185,965
Total net realized gain (loss)		98,502
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,161,284
Total change in net unrealized appreciation (depreciation)		1,161,284
Net gain (loss)		1,259,786
Net increase (decrease) in net assets resulting from operations		$1,635,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$375,404	$317,543
Net realized gain (loss)	98,502	190,444
Change in net unrealized appreciation (depreciation)	1,161,284	335,899
Net increase (decrease) in net assets resulting from operations	1,635,190	843,886
Distributions to shareholders	(594,132)	(481,427)
Share transactions - net increase (decrease)	17,722,111	6,828,271
Total increase (decrease) in net assets	18,763,169	7,190,730
Net Assets
Beginning of period	21,144,891	13,954,161
End of period	$39,908,060	$21,144,891

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$58.52	$57.61	$61.22	$58.62	$59.28
Income from Investment Operations
Net investment income (loss)A	.950	1.164	1.013	.923	.920
Net realized and unrealized gain (loss)	3.181	1.632	.513	2.703	.317
Total from investment operations	4.131	2.796	1.526	3.626	1.237
Distributions from net investment income	(1.020)	(1.163)	(.986)	(.847)	(.914)
Distributions from net realized gain	(.521)	(.723)	(4.150)	(.179)	(.983)
Total distributions	(1.541)	(1.886)	(5.136)	(1.026)	(1.897)
Net asset value, end of period	$61.11	$58.52	$57.61	$61.22	$58.62
Total ReturnB	7.19%	5.03%	2.61%	6.27%	2.24%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%	.46%	.47%	.08%	- %E
Expenses net of fee waivers, if any	.46%	.46%	.47%	.08%	-%
Expenses net of all reductions	.46%	.46%	.46%	.08%	-%
Net investment income (loss)	1.62%	2.04%	1.74%	1.56%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$39,908	$21,145	$13,457	$9,783	$8,756
Portfolio turnover rateD	42%F	38%	46%	128%	49%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

 F Portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	35.8
Fidelity Series Government Money Market Fund 0.23%	16.1
Fidelity Series Inflation-Protected Bond Index Fund	10.7
Fidelity Series Emerging Markets Opportunities Fund	7.2
Fidelity Series Short-Term Credit Fund	4.1
Fidelity Series Commodity Strategy Fund	2.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.3
Fidelity Series Overseas Fund	2.1
Fidelity Series International Growth Fund	2.1
Fidelity Series International Value Fund	2.0
84.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	13.5%
International Equity Funds	15.5%
Bond Funds	50.8%
Short-Term Funds	20.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 13.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,835	$49,369
Fidelity Series Blue Chip Growth Fund (a)	4,480	86,241
Fidelity Series Commodity Strategy Fund (a)	68,436	277,850
Fidelity Series Growth Company Fund (a)	8,243	197,907
Fidelity Series Intrinsic Opportunities Fund (a)	13,127	200,705
Fidelity Series Large Cap Stock Fund (a)	12,211	175,956
Fidelity Series Large Cap Value Index Fund (a)	5,388	61,534
Fidelity Series Opportunistic Insights Fund (a)	4,932	101,646
Fidelity Series Small Cap Discovery Fund (a)	2,127	21,840
Fidelity Series Small Cap Opportunities Fund (a)	5,752	72,816
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,540	145,966
Fidelity Series Value Discovery Fund (a)	9,198	110,836
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,449,573)		1,502,666

International Equity Funds - 15.5%
Fidelity Series Canada Fund (a)	7,510	75,778
Fidelity Series Emerging Markets Fund (a)	9,477	88,041
Fidelity Series Emerging Markets Opportunities Fund (a)	38,858	803,191
Fidelity Series International Growth Fund (a)	12,717	228,396
Fidelity Series International Small Cap Fund (a)	4,026	67,482
Fidelity Series International Value Fund (a)	26,663	227,699
Fidelity Series Overseas Fund (a)	21,054	228,853
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,586,312)		1,719,440

Bond Funds - 50.8%
Fidelity Series Emerging Markets Debt Fund (a)	7,936	72,849
Fidelity Series Floating Rate High Income Fund (a)	1,728	15,140
Fidelity Series High Income Fund (a)	8,948	82,140
Fidelity Series Inflation-Protected Bond Index Fund (a)	111,861	1,184,604
Fidelity Series International Credit Fund (a)	363	3,776
Fidelity Series Investment Grade Bond Fund (a)	322,482	3,979,425
Fidelity Series Long-Term Treasury Bond Index Fund (a)	23,764	256,889
Fidelity Series Real Estate Income Fund (a)	4,564	45,370
TOTAL BOND FUNDS
(Cost $5,161,830)		5,640,193

Short-Term Funds - 20.2%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	1,785,497	1,785,497
Fidelity Series Short-Term Credit Fund (a)	44,524	456,820
TOTAL SHORT-TERM FUNDS
(Cost $2,229,781)		2,242,317
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,427,496)		11,104,616
NET OTHER ASSETS (LIABILITIES) - 0.0%		108
NET ASSETS - 100%		$11,104,724

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,083	$33,013	$44,756	$7,115	$(7,735)	$7,764	$49,369
Fidelity Series Blue Chip Growth Fund	105,808	56,969	94,525	11,660	5,262	12,727	86,241
Fidelity Series Canada Fund	40,326	72,173	32,132	1,039	(3,985)	(604)	75,778
Fidelity Series Commodity Strategy Fund	368,109	204,681	224,457	5,839	(36,873)	(33,610)	277,850
Fidelity Series Emerging Markets Debt Fund	75,757	30,094	28,637	4,131	(1,782)	(2,583)	72,849
Fidelity Series Emerging Markets Fund	52,773	57,299	24,244	1,544	(1,270)	3,483	88,041
Fidelity Series Emerging Markets Opportunities Fund	469,244	487,296	234,012	15,475	(4,150)	84,813	803,191
Fidelity Series Floating Rate High Income Fund	15,802	5,355	4,863	856	(282)	(872)	15,140
Fidelity Series Government Money Market Fund 0.23%	1,574,869	1,131,124	920,496	21,756	--	--	1,785,497
Fidelity Series Growth Company Fund	212,368	131,295	203,599	21,394	10,937	46,906	197,907
Fidelity Series High Income Fund	79,510	30,223	24,309	5,094	(1,188)	(2,096)	82,140
Fidelity Series Inflation-Protected Bond Index Fund	1,122,159	457,251	458,005	16,618	3,059	60,140	1,184,604
Fidelity Series International Credit Fund	3,500	221	--	221	--	55	3,776
Fidelity Series International Growth Fund	367,433	118,578	278,026	13,310	6,286	14,125	228,396
Fidelity Series International Small Cap Fund	80,402	35,560	51,643	4,013	(1,433)	4,596	67,482
Fidelity Series International Value Fund	345,766	141,790	223,806	14,771	(27,981)	(8,070)	227,699
Fidelity Series Intrinsic Opportunities Fund	259,156	175,492	216,273	13,168	(14,339)	(3,331)	200,705
Fidelity Series Investment Grade Bond Fund	3,596,304	1,499,846	1,408,240	114,473	12,791	278,724	3,979,425
Fidelity Series Large Cap Stock Fund	227,419	130,362	171,241	12,570	(6,442)	(4,142)	175,956
Fidelity Series Large Cap Value Index Fund	65,384	43,203	39,439	4,137	(871)	(6,743)	61,534
Fidelity Series Long-Term Treasury Bond Index Fund	419,621	135,326	352,343	31,763	38,987	15,298	256,889
Fidelity Series Opportunistic Insights Fund	116,888	70,143	94,042	11,922	(86)	8,743	101,646
Fidelity Series Overseas Fund	20,210	315,770	122,570	640	(6,987)	22,430	228,853
Fidelity Series Real Estate Income Fund	50,288	17,263	15,249	3,162	(1,678)	(5,254)	45,370
Fidelity Series Short-Term Credit Fund	393,798	129,451	75,828	11,146	(387)	9,786	456,820
Fidelity Series Small Cap Discovery Fund	31,754	16,702	24,251	1,324	(1,754)	(611)	21,840
Fidelity Series Small Cap Opportunities Fund	95,991	50,271	64,772	6,243	(2,653)	(6,021)	72,816
Fidelity Series Stock Selector Large Cap Value Fund	175,565	106,669	115,596	11,058	(7,491)	(13,181)	145,966
Fidelity Series Value Discovery Fund	125,489	78,751	85,263	5,792	(3,581)	(4,560)	110,836
	$10,552,776	$5,762,171	$5,632,617	$372,234	$(55,626)	$477,912	$11,104,616

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,502,666	$1,502,666	$--	$--
International Equity Funds	1,719,440	1,719,440	--	--
Bond Funds	5,640,193	5,640,193	--	--
Short-Term Funds	2,242,317	2,242,317	--	--
Total Investments in Securities:	$11,104,616	$11,104,616	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,427,496)	$11,104,616
Total Investment in Securities (cost $10,427,496)		$11,104,616
Cash		32
Receivable for investments sold		117,469
Total assets		11,222,117
Liabilities
Payable for investments purchased	$112,732
Accrued management fee	4,661
Total liabilities		117,393
Net Assets		$11,104,724
Net Assets consist of:
Paid in capital		$10,457,417
Total accumulated earnings (loss)		647,307
Net Assets		$11,104,724
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($11,104,724 ÷ 199,174.00 shares)		$55.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$241,506
Expenses
Management fee	$56,850
Independent trustees' fees and expenses	39
Total expenses		56,889
Net investment income (loss)		184,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(55,626)
Capital gain distributions from underlying funds:
Affiliated issuers	130,728
Total net realized gain (loss)		75,102
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	477,912
Total change in net unrealized appreciation (depreciation)		477,912
Net gain (loss)		553,014
Net increase (decrease) in net assets resulting from operations		$737,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$184,617	$159,818
Net realized gain (loss)	75,102	157,769
Change in net unrealized appreciation (depreciation)	477,912	101,490
Net increase (decrease) in net assets resulting from operations	737,631	419,077
Distributions to shareholders	(350,327)	(320,422)
Share transactions - net increase (decrease)	169,379	3,158,286
Total increase (decrease) in net assets	556,683	3,256,941
Net Assets
Beginning of period	10,548,041	7,291,100
End of period	$11,104,724	$10,548,041

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$53.53	$53.40	$60.82	$57.20	$58.53
Income from Investment Operations
Net investment income (loss)A	.888	1.026	.877	.906	.897
Net realized and unrealized gain (loss)	3.009	1.329	1.285	4.242	.048
Total from investment operations	3.897	2.355	2.162	5.148	.945
Distributions from net investment income	(.908)	(1.028)	(.850)	(.848)	(.893)
Distributions from net realized gain	(.769)	(1.197)	(8.732)	(.680)	(1.382)
Total distributions	(1.677)	(2.225)	(9.582)	(1.528)	(2.275)
Net asset value, end of period	$55.75	$53.53	$53.40	$60.82	$57.20
Total ReturnB	7.44%	4.66%	3.98%	9.20%	1.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.51%	.52%	.53%	.08%	- %E
Expenses net of fee waivers, if any	.51%	.52%	.53%	.08%	-%
Expenses net of all reductions	.51%	.52%	.53%	.08%	-%
Net investment income (loss)	1.66%	1.97%	1.62%	1.56%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$11,105	$10,548	$6,867	$5,933	$6,745
Portfolio turnover rateD	51%	32%	44%	128%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	32.3
Fidelity Series Government Money Market Fund 0.23%	13.1
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	8.2
Fidelity Series Short-Term Credit Fund	3.0
Fidelity Series Overseas Fund	2.8
Fidelity Series International Growth Fund	2.8
Fidelity Series International Value Fund	2.7
Fidelity Series Intrinsic Opportunities Fund	2.7
Fidelity Series Growth Company Fund	2.7
79.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.0%
International Equity Funds	19.1%
Bond Funds	45.8%
Short-Term Funds	16.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 19.0%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	14,058	$143,535
Fidelity Series Blue Chip Growth Fund (a)	13,026	250,751
Fidelity Series Commodity Strategy Fund (a)	132,865	539,433
Fidelity Series Growth Company Fund (a)	23,966	575,424
Fidelity Series Intrinsic Opportunities Fund (a)	38,168	583,593
Fidelity Series Large Cap Stock Fund (a)	35,503	511,594
Fidelity Series Large Cap Value Index Fund (a)	15,666	178,909
Fidelity Series Opportunistic Insights Fund (a)	14,339	295,536
Fidelity Series Small Cap Discovery Fund (a)	6,184	63,508
Fidelity Series Small Cap Opportunities Fund (a)	16,723	211,714
Fidelity Series Stock Selector Large Cap Value Fund (a)	39,368	424,385
Fidelity Series Value Discovery Fund (a)	26,744	322,262
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,934,914)		4,100,644

International Equity Funds - 19.1%
Fidelity Series Canada Fund (a)	19,596	197,722
Fidelity Series Emerging Markets Fund (a)	20,890	194,066
Fidelity Series Emerging Markets Opportunities Fund (a)	85,593	1,769,215
Fidelity Series International Growth Fund (a)	33,185	596,006
Fidelity Series International Small Cap Fund (a)	10,506	176,079
Fidelity Series International Value Fund (a)	69,572	594,145
Fidelity Series Overseas Fund (a)	54,938	597,175
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,816,428)		4,124,408

Bond Funds - 45.8%
Fidelity Series Emerging Markets Debt Fund (a)	15,101	138,625
Fidelity Series Floating Rate High Income Fund (a)	3,372	29,542
Fidelity Series High Income Fund (a)	16,903	155,170
Fidelity Series Inflation-Protected Bond Index Fund (a)	187,745	1,988,218
Fidelity Series International Credit Fund (a)	481	5,002
Fidelity Series Investment Grade Bond Fund (a)	563,239	6,950,369
Fidelity Series Long-Term Treasury Bond Index Fund (a)	46,135	498,715
Fidelity Series Real Estate Income Fund (a)	9,088	90,338
TOTAL BOND FUNDS
(Cost $8,989,704)		9,855,979

Short-Term Funds - 16.1%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	2,816,985	2,816,985
Fidelity Series Short-Term Credit Fund (a)	63,120	647,615
TOTAL SHORT-TERM FUNDS
(Cost $3,444,754)		3,464,600
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $20,185,800)		21,545,631
NET OTHER ASSETS (LIABILITIES) - 0.0%		90
NET ASSETS - 100%		$21,545,721

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$173,486	$73,414	$106,345	$18,698	$(19,896)	$22,876	$143,535
Fidelity Series Blue Chip Growth Fund	301,123	126,962	229,863	33,496	9,743	42,786	250,751
Fidelity Series Canada Fund	102,025	147,058	45,090	2,409	(5,792)	(479)	197,722
Fidelity Series Commodity Strategy Fund	731,122	299,779	372,165	11,280	(61,661)	(57,642)	539,433
Fidelity Series Emerging Markets Debt Fund	150,896	42,302	46,954	7,786	(2,103)	(5,516)	138,625
Fidelity Series Emerging Markets Fund	122,371	109,894	45,361	3,209	(1,404)	8,566	194,066
Fidelity Series Emerging Markets Opportunities Fund	1,080,413	900,396	405,542	32,178	1,666	192,282	1,769,215
Fidelity Series Floating Rate High Income Fund	31,313	7,955	7,924	1,611	(199)	(1,603)	29,542
Fidelity Series Government Money Market Fund 0.23%	2,542,683	1,656,768	1,382,466	32,597	--	--	2,816,985
Fidelity Series Growth Company Fund	605,182	277,450	480,244	55,589	21,955	151,081	575,424
Fidelity Series High Income Fund	158,549	41,289	39,689	9,549	(770)	(4,209)	155,170
Fidelity Series Inflation-Protected Bond Index Fund	1,766,627	746,111	625,650	26,127	2,388	98,742	1,988,218
Fidelity Series International Credit Fund	4,637	293	--	293	--	72	5,002
Fidelity Series International Growth Fund	927,956	239,847	636,653	30,073	16,254	48,602	596,006
Fidelity Series International Small Cap Fund	201,746	58,636	92,656	9,098	(6,282)	14,635	176,079
Fidelity Series International Value Fund	874,808	280,284	492,121	33,380	(57,578)	(11,248)	594,145
Fidelity Series Intrinsic Opportunities Fund	738,709	386,852	500,954	37,584	(37,186)	(3,828)	583,593
Fidelity Series Investment Grade Bond Fund	6,375,720	2,420,728	2,341,867	192,541	24,911	470,877	6,950,369
Fidelity Series Large Cap Stock Fund	648,169	277,609	393,967	34,546	(12,363)	(7,854)	511,594
Fidelity Series Large Cap Value Index Fund	185,763	104,650	93,064	10,710	(1,096)	(17,344)	178,909
Fidelity Series Long-Term Treasury Bond Index Fund	854,670	238,934	697,066	58,033	81,408	20,769	498,715
Fidelity Series Opportunistic Insights Fund	332,773	154,762	221,208	30,762	919	28,290	295,536
Fidelity Series Overseas Fund	66,584	687,353	209,186	1,581	(11,859)	64,283	597,175
Fidelity Series Real Estate Income Fund	100,040	25,913	24,880	6,023	(518)	(10,217)	90,338
Fidelity Series Short-Term Credit Fund	635,788	165,687	168,489	16,319	259	14,370	647,615
Fidelity Series Small Cap Discovery Fund	89,762	38,594	59,521	3,541	(6,867)	1,540	63,508
Fidelity Series Small Cap Opportunities Fund	272,188	116,199	154,431	17,943	(11,082)	(11,160)	211,714
Fidelity Series Stock Selector Large Cap Value Fund	500,196	229,471	255,305	28,883	(9,551)	(40,426)	424,385
Fidelity Series Value Discovery Fund	357,279	175,898	193,249	15,081	(4,448)	(13,218)	322,262
	$20,932,578	$10,031,088	$10,321,910	$760,920	$(91,152)	$995,027	$21,545,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,100,644	$4,100,644	$--	$--
International Equity Funds	4,124,408	4,124,408	--	--
Bond Funds	9,855,979	9,855,979	--	--
Short-Term Funds	3,464,600	3,464,600	--	--
Total Investments in Securities:	$21,545,631	$21,545,631	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $20,185,800)	$21,545,631
Total Investment in Securities (cost $20,185,800)		$21,545,631
Cash		3
Receivable for investments sold		233,516
Receivable for fund shares sold		60,712
Total assets		21,839,862
Liabilities
Payable for investments purchased	$284,414
Accrued management fee	9,727
Total liabilities		294,141
Net Assets		$21,545,721
Net Assets consist of:
Paid in capital		$20,218,038
Total accumulated earnings (loss)		1,327,683
Net Assets		$21,545,721
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($21,545,721 ÷ 348,660.00 shares)		$61.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$449,673
Expenses
Management fee	$115,058
Independent trustees' fees and expenses	74
Total expenses		115,132
Net investment income (loss)		334,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(91,152)
Capital gain distributions from underlying funds:
Affiliated issuers	311,247
Total net realized gain (loss)		220,095
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	995,027
Total change in net unrealized appreciation (depreciation)		995,027
Net gain (loss)		1,215,122
Net increase (decrease) in net assets resulting from operations		$1,549,663

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$334,541	$329,918
Net realized gain (loss)	220,095	378,059
Change in net unrealized appreciation (depreciation)	995,027	119,560
Net increase (decrease) in net assets resulting from operations	1,549,663	827,537
Distributions to shareholders	(743,628)	(614,135)
Share transactions - net increase (decrease)	(182,768)	6,026,190
Total increase (decrease) in net assets	623,267	6,239,592
Net Assets
Beginning of period	20,922,454	14,682,862
End of period	$21,545,721	$20,922,454

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$59.41	$59.14	$64.98	$60.62	$62.01
Income from Investment Operations
Net investment income (loss)A	.947	1.093	.869	.950	.938
Net realized and unrealized gain (loss)	3.526	1.336	2.076	5.023	(.057)
Total from investment operations	4.473	2.429	2.945	5.973	.881
Distributions from net investment income	(.987)	(1.092)	(.877)	(.906)	(.934)
Distributions from net realized gain	(1.096)	(1.067)	(7.908)	(.707)	(1.337)
Total distributions	(2.083)	(2.159)	(8.785)	(1.613)	(2.271)
Net asset value, end of period	$61.80	$59.41	$59.14	$64.98	$60.62
Total ReturnB	7.71%	4.36%	5.00%	10.08%	1.62%
Ratios to Average Net AssetsC,D
Expenses before reductions	.55%	.57%	.58%	.09%	- %E
Expenses net of fee waivers, if any	.55%	.57%	.58%	.09%	-%
Expenses net of all reductions	.55%	.57%	.57%	.09%	-%
Net investment income (loss)	1.60%	1.89%	1.47%	1.53%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$21,546	$20,922	$13,754	$7,287	$9,061
Portfolio turnover rateD	48%	28%	44%	115%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.5
Fidelity Series Government Money Market Fund 0.23%	9.7
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Inflation-Protected Bond Index Fund	8.0
Fidelity Series Intrinsic Opportunities Fund	3.6
Fidelity Series Growth Company Fund	3.6
Fidelity Series Overseas Fund	3.5
Fidelity Series International Growth Fund	3.5
Fidelity Series International Value Fund	3.5
Fidelity Series Large Cap Stock Fund	3.2
76.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.6%
International Equity Funds	22.8%
Bond Funds	40.7%
Short-Term Funds	11.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 24.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	42,998	$439,010
Fidelity Series Blue Chip Growth Fund (a)	39,832	766,761
Fidelity Series Commodity Strategy Fund (a)	305,206	1,239,137
Fidelity Series Growth Company Fund (a)	73,274	1,759,299
Fidelity Series Intrinsic Opportunities Fund (a)	116,700	1,784,339
Fidelity Series Large Cap Stock Fund (a)	108,546	1,564,150
Fidelity Series Large Cap Value Index Fund (a)	47,910	547,133
Fidelity Series Opportunistic Insights Fund (a)	43,846	903,672
Fidelity Series Small Cap Discovery Fund (a)	18,927	194,377
Fidelity Series Small Cap Opportunities Fund (a)	51,140	647,437
Fidelity Series Stock Selector Large Cap Value Fund (a)	120,366	1,297,543
Fidelity Series Value Discovery Fund (a)	81,774	985,378
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,784,282)		12,128,236

International Equity Funds - 22.8%
Fidelity Series Canada Fund (a)	56,422	569,293
Fidelity Series Emerging Markets Fund (a)	53,656	498,467
Fidelity Series Emerging Markets Opportunities Fund (a)	219,668	4,540,532
Fidelity Series International Growth Fund (a)	95,492	1,715,032
Fidelity Series International Small Cap Fund (a)	30,254	507,051
Fidelity Series International Value Fund (a)	200,214	1,709,824
Fidelity Series Overseas Fund (a)	158,087	1,718,410
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,620,952)		11,258,609

Bond Funds - 40.7%
Fidelity Series Emerging Markets Debt Fund (a)	33,977	311,907
Fidelity Series Floating Rate High Income Fund (a)	7,699	67,440
Fidelity Series High Income Fund (a)	38,437	352,851
Fidelity Series Inflation-Protected Bond Index Fund (a)	371,972	3,939,180
Fidelity Series International Credit Fund (a)	1,113	11,561
Fidelity Series Investment Grade Bond Fund (a)	1,139,361	14,059,713
Fidelity Series Long-Term Treasury Bond Index Fund (a)	105,953	1,145,352
Fidelity Series Real Estate Income Fund (a)	20,485	203,622
TOTAL BOND FUNDS
(Cost $18,360,462)		20,091,626

Short-Term Funds - 11.9%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	4,814,731	4,814,731
Fidelity Series Short-Term Credit Fund (a)	104,555	1,072,739
TOTAL SHORT-TERM FUNDS
(Cost $5,854,763)		5,887,470
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $46,620,459)		49,365,941
NET OTHER ASSETS (LIABILITIES) - 0.0%		(924)
NET ASSETS - 100%		$49,365,017

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$463,870	$231,647	$256,658	$58,989	$(20,227)	$20,378	$439,010
Fidelity Series Blue Chip Growth Fund	806,769	389,351	594,035	89,688	22,847	141,829	766,761
Fidelity Series Canada Fund	255,287	465,167	122,086	6,952	(17,203)	(11,872)	569,293
Fidelity Series Commodity Strategy Fund	1,504,782	823,582	800,798	24,447	(161,067)	(127,362)	1,239,137
Fidelity Series Emerging Markets Debt Fund	308,903	105,745	82,964	17,280	(4,563)	(15,214)	311,907
Fidelity Series Emerging Markets Fund	288,808	297,632	98,879	8,500	(6,315)	17,221	498,467
Fidelity Series Emerging Markets Opportunities Fund	2,556,491	2,462,130	911,286	85,217	(22,135)	455,332	4,540,532
Fidelity Series Floating Rate High Income Fund	64,344	21,595	13,685	3,598	(660)	(4,154)	67,440
Fidelity Series Government Money Market Fund 0.23%	4,018,218	3,613,716	2,817,203	52,606	--	--	4,814,731
Fidelity Series Growth Company Fund	1,623,646	831,179	1,204,250	169,260	38,589	470,135	1,759,299
Fidelity Series High Income Fund	325,224	111,249	68,667	21,219	(3,492)	(11,463)	352,851
Fidelity Series Inflation-Protected Bond Index Fund	2,749,667	2,142,494	1,146,787	51,029	52	193,754	3,939,180
Fidelity Series International Credit Fund	10,717	677	--	677	--	167	11,561
Fidelity Series International Growth Fund	2,303,548	763,853	1,498,329	86,760	(7,877)	153,837	1,715,032
Fidelity Series International Small Cap Fund	490,070	256,705	257,153	26,153	(11,958)	29,387	507,051
Fidelity Series International Value Fund	2,189,045	877,418	1,109,704	96,287	(136,183)	(110,752)	1,709,824
Fidelity Series Intrinsic Opportunities Fund	1,982,230	1,159,018	1,205,674	102,402	(99,937)	(51,298)	1,784,339
Fidelity Series Investment Grade Bond Fund	11,465,246	6,006,704	4,361,822	377,661	853	948,732	14,059,713
Fidelity Series Large Cap Stock Fund	1,738,995	871,196	955,860	96,342	(54,360)	(35,821)	1,564,150
Fidelity Series Large Cap Value Index Fund	496,851	332,339	215,964	32,806	(10,642)	(55,451)	547,133
Fidelity Series Long-Term Treasury Bond Index Fund	1,807,062	643,369	1,533,626	133,156	173,108	55,439	1,145,352
Fidelity Series Opportunistic Insights Fund	891,770	471,416	541,636	94,123	(6,386)	88,508	903,672
Fidelity Series Overseas Fund	209,456	1,919,781	531,782	4,175	(34,816)	155,771	1,718,410
Fidelity Series Real Estate Income Fund	205,864	69,566	42,958	13,147	(3,615)	(25,235)	203,622
Fidelity Series Short-Term Credit Fund	1,004,706	325,295	278,605	26,466	(1,166)	22,509	1,072,739
Fidelity Series Small Cap Discovery Fund	238,925	129,116	151,729	10,775	(13,978)	(7,957)	194,377
Fidelity Series Small Cap Opportunities Fund	727,677	366,580	371,613	47,859	(21,025)	(54,182)	647,437
Fidelity Series Stock Selector Large Cap Value Fund	1,341,549	732,103	593,623	89,899	(38,103)	(144,383)	1,297,543
Fidelity Series Value Discovery Fund	957,599	554,295	452,867	46,699	(22,733)	(50,916)	985,378
	$43,027,319	$26,974,918	$22,220,243	$1,874,172	$(462,992)	$2,046,939	$49,365,941

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$12,128,236	$12,128,236	$--	$--
International Equity Funds	11,258,609	11,258,609	--	--
Bond Funds	20,091,626	20,091,626	--	--
Short-Term Funds	5,887,470	5,887,470	--	--
Total Investments in Securities:	$49,365,941	$49,365,941	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $46,620,459)	$49,365,941
Total Investment in Securities (cost $46,620,459)		$49,365,941
Cash		188
Receivable for investments sold		616,123
Receivable for fund shares sold		10,100
Total assets		49,992,352
Liabilities
Payable for investments purchased	$602,281
Payable for fund shares redeemed	516
Accrued management fee	24,538
Total liabilities		627,335
Net Assets		$49,365,017
Net Assets consist of:
Paid in capital		$46,903,871
Total accumulated earnings (loss)		2,461,146
Net Assets		$49,365,017
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($49,365,017 ÷ 793,846.00 shares)		$62.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$1,012,930
Expenses
Management fee	$280,636
Independent trustees' fees and expenses	162
Total expenses before reductions	280,798
Expense reductions	(2)
Total expenses after reductions		280,796
Net investment income (loss)		732,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29
Affiliated issuers	(462,992)
Capital gain distributions from underlying funds:
Affiliated issuers	861,242
Total net realized gain (loss)		398,279
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,046,939
Total change in net unrealized appreciation (depreciation)		2,046,939
Net gain (loss)		2,445,218
Net increase (decrease) in net assets resulting from operations		$3,177,352

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2020	Year ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$732,134	$608,831
Net realized gain (loss)	398,279	810,909
Change in net unrealized appreciation (depreciation)	2,046,939	312,645
Net increase (decrease) in net assets resulting from operations	3,177,352	1,732,385
Distributions to shareholders	(1,766,670)	(1,151,851)
Share transactions - net increase (decrease)	4,948,918	14,825,901
Total increase (decrease) in net assets	6,359,600	15,406,435
Net Assets
Beginning of period	43,005,417	27,598,982
End of period	$49,365,017	$43,005,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$59.88	$59.80	$64.06	$59.21	$60.89
Income from Investment Operations
Net investment income (loss)A	.930	1.031	.813	.924	.928
Net realized and unrealized gain (loss)	3.672	1.221	2.708	5.363	(.202)
Total from investment operations	4.602	2.252	3.521	6.287	.726
Distributions from net investment income	(.966)	(1.061)	(.810)	(.882)	(.915)
Distributions from net realized gain	(1.336)	(1.111)	(6.971)	(.555)	(1.491)
Total distributions	(2.302)	(2.172)	(7.781)	(1.437)	(2.406)
Net asset value, end of period	$62.18	$59.88	$59.80	$64.06	$59.21
Total ReturnB	7.88%	4.04%	6.01%	10.83%	1.41%
Ratios to Average Net AssetsC,D
Expenses before reductions	.60%	.61%	.62%	.10%	- %E
Expenses net of fee waivers, if any	.60%	.61%	.62%	.10%	-%
Expenses net of all reductions	.60%	.61%	.62%	.10%	-%
Net investment income (loss)	1.57%	1.78%	1.37%	1.52%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$49,365	$43,005	$26,667	$7,449	$8,744
Portfolio turnover rateD	48%	29%	29%	118%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2020

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.2
Fidelity Series Emerging Markets Opportunities Fund	10.0
Fidelity Series Government Money Market Fund 0.23%	7.4
Fidelity Series Inflation-Protected Bond Index Fund	6.9
Fidelity Series Intrinsic Opportunities Fund	4.4
Fidelity Series Growth Company Fund	4.3
Fidelity Series Overseas Fund	4.1
Fidelity Series International Growth Fund	4.1
Fidelity Series International Value Fund	4.1
Fidelity Series Large Cap Stock Fund	3.9
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	29.3%
International Equity Funds	25.9%
Bond Funds	36.3%
Short-Term Funds	8.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2025 Fund℠

Schedule of Investments July 31, 2020

Showing Percentage of Net Assets

Domestic Equity Funds - 29.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,996	$61,221
Fidelity Series Blue Chip Growth Fund (a)	5,556	106,955
Fidelity Series Commodity Strategy Fund (a)	35,034	142,236
Fidelity Series Growth Company Fund (a)	10,223	245,453
Fidelity Series Intrinsic Opportunities Fund (a)	16,282	248,953
Fidelity Series Large Cap Stock Fund (a)	15,143	218,217
Fidelity Series Large Cap Value Index Fund (a)	6,682	76,307
Fidelity Series Opportunistic Insights Fund (a)	6,116	126,057
Fidelity Series Small Cap Discovery Fund (a)	2,638	27,090
Fidelity Series Small Cap Opportunities Fund (a)	7,133	90,305
Fidelity Series Stock Selector Large Cap Value Fund (a)	16,792	181,013
Fidelity Series Value Discovery Fund (a)	11,407	137,460
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,604,263)		1,661,267

International Equity Funds - 25.9%
Fidelity Series Canada Fund (a)	7,613	76,813
Fidelity Series Emerging Markets Fund (a)	6,739	62,604
Fidelity Series Emerging Markets Opportunities Fund (a)	27,531	569,057
Fidelity Series International Growth Fund (a)	12,893	231,563
Fidelity Series International Small Cap Fund (a)	4,082	68,415
Fidelity Series International Value Fund (a)	27,033	230,864
Fidelity Series Overseas Fund (a)	21,345	232,016
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,395,551)		1,471,332

Bond Funds - 36.3%
Fidelity Series Emerging Markets Debt Fund (a)	3,841	35,262
Fidelity Series Floating Rate High Income Fund (a)	915	8,016
Fidelity Series High Income Fund (a)	4,508	41,387
Fidelity Series Inflation-Protected Bond Index Fund (a)	36,689	388,532
Fidelity Series International Credit Fund (a)	271	2,814
Fidelity Series Investment Grade Bond Fund (a)	116,024	1,431,741
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,144	131,274
Fidelity Series Real Estate Income Fund (a)	2,450	24,351
TOTAL BOND FUNDS
(Cost $1,973,031)		2,063,377

Short-Term Funds - 8.5%
Fidelity Series Government Money Market Fund 0.23% (a)(b)	420,175	420,175
Fidelity Series Short-Term Credit Fund (a)	5,866	60,183
TOTAL SHORT-TERM FUNDS
(Cost $479,300)		480,358
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,452,145)		5,676,334
NET OTHER ASSETS (LIABILITIES) - 0.0%		(136)
NET ASSETS - 100%		$5,676,198

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$75,949	$16,148	$4,294	$(757)	$2,177	$61,221
Fidelity Series Blue Chip Growth Fund	--	128,180	44,016	2,889	(513)	23,304	106,955
Fidelity Series Canada Fund	--	87,902	10,749	410	(810)	470	76,813
Fidelity Series Commodity Strategy Fund	--	215,817	57,351	882	(5,945)	(10,285)	142,236
Fidelity Series Corporate Bond Fund	--	54,300	54,350	--	50	--	--
Fidelity Series Emerging Markets Debt Fund	--	40,975	5,484	1,024	(153)	(76)	35,262
Fidelity Series Emerging Markets Fund	--	66,684	7,154	480	(401)	3,475	62,604
Fidelity Series Emerging Markets Opportunities Fund	--	588,902	67,131	4,809	(1,981)	49,267	569,057
Fidelity Series Floating Rate High Income Fund	--	9,211	919	213	(47)	(229)	8,016
Fidelity Series Government Bond Index Fund	--	75,400	75,330	--	(70)	--	--
Fidelity Series Government Money Market Fund 0.23%	--	592,839	172,664	1,727	--	--	420,175
Fidelity Series Growth Company Fund	--	274,746	84,266	10,437	(282)	55,255	245,453
Fidelity Series High Income Fund	--	46,366	4,579	1,268	(227)	(173)	41,387
Fidelity Series Inflation-Protected Bond Index Fund	--	444,092	69,590	2,404	67	13,963	388,532
Fidelity Series International Credit Fund	--	3,089	303	90	(8)	36	2,814
Fidelity Series International Growth Fund	--	313,386	93,231	5,108	(2,536)	13,944	231,563
Fidelity Series International Small Cap Fund	--	81,018	14,486	1,541	(770)	2,653	68,415
Fidelity Series International Value Fund	--	316,198	65,878	5,668	(8,226)	(11,230)	230,864
Fidelity Series Intrinsic Opportunities Fund	--	331,707	74,066	3,712	(3,336)	(5,352)	248,953
Fidelity Series Investment Grade Bond Fund	--	1,644,036	277,479	20,364	(210)	65,394	1,431,741
Fidelity Series Investment Grade Securitized Fund	--	53,800	53,748	--	(52)	--	--
Fidelity Series Large Cap Stock Fund	--	282,159	59,066	2,519	(2,571)	(2,305)	218,217
Fidelity Series Large Cap Value Index Fund	--	94,816	13,821	2,083	(737)	(3,951)	76,307
Fidelity Series Long-Term Treasury Bond Index Fund	--	192,867	74,566	7,317	41	12,932	131,274
Fidelity Series Opportunistic Insights Fund	--	151,880	38,452	6,293	(861)	13,490	126,057
Fidelity Series Overseas Fund	--	276,515	59,665	247	(2,037)	17,203	232,016
Fidelity Series Real Estate Income Fund	--	28,937	2,872	641	(211)	(1,503)	24,351
Fidelity Series Short-Term Credit Fund	--	68,290	9,166	1,038	1	1,058	60,183
Fidelity Series Small Cap Discovery Fund	--	37,410	9,105	665	(930)	(285)	27,090
Fidelity Series Small Cap Opportunities Fund	--	116,161	23,519	1,520	(2,227)	(110)	90,305
Fidelity Series Stock Selector Large Cap Value Fund	--	228,346	33,867	6,154	(2,108)	(11,358)	181,013
Fidelity Series Treasury Bill Index Fund	--	32,800	32,800	--	--	--	--
Fidelity Series Value Discovery Fund	--	166,819	24,772	3,119	(1,012)	(3,575)	137,460
	$--	$7,121,597	$1,630,593	$98,916	$(38,859)	$224,189	$5,676,334

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,661,267	$1,661,267	$--	$--
International Equity Funds	1,471,332	1,471,332	--	--
Bond Funds	2,063,377	2,063,377	--	--
Short-Term Funds	480,358	480,358	--	--
Total Investments in Securities:	$5,676,334	$5,676,334	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2020
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,452,145)	$5,676,334
Total Investment in Securities (cost $5,452,145)		$5,676,334
Receivable for investments sold		60,458
Receivable for fund shares sold		9,030
Total assets		5,745,822
Liabilities
Payable for investments purchased	$66,656
Accrued management fee	2,968
Total liabilities		69,624
Net Assets		$5,676,198
Net Assets consist of:
Paid in capital		$5,453,062
Total accumulated earnings (loss)		223,136
Net Assets		$5,676,198
Net Asset Value, offering price and redemption price per share ($5,676,198 ÷ 527,090 shares)		$10.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period August 16, 2019 (commencement of operations) to July 31, 2020
Investment Income
Dividends:
Affiliated issuers		$53,414
Income from Fidelity Central Funds		177
Total income		53,591
Expenses
Management fee	$18,519
Independent trustees' fees and expenses	8
Total expenses		18,527
Net investment income (loss)		35,064
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(38,787)
Capital gain distributions from underlying funds:
Affiliated issuers	45,502
Total net realized gain (loss)		6,715
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	224,189
Total change in net unrealized appreciation (depreciation)		224,189
Net gain (loss)		230,904
Net increase (decrease) in net assets resulting from operations		$265,968

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period August 16, 2019 (commencement of operations) to July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,064
Net realized gain (loss)	6,715
Change in net unrealized appreciation (depreciation)	224,189
Net increase (decrease) in net assets resulting from operations	265,968
Distributions to shareholders	(42,833)
Share transactions
Proceeds from sales of shares	6,026,202
Reinvestment of distributions	42,481
Cost of shares redeemed	(615,620)
Net increase (decrease) in net assets resulting from share transactions	5,453,063
Total increase (decrease) in net assets	5,676,198
Net Assets
Beginning of period	–
End of period	$5,676,198
Other Information
Shares
Sold	584,677
Issued in reinvestment of distributions	4,053
Redeemed	(61,640)
Net increase (decrease)	527,090

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2025 Fund

Year ended July 31,	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.118
Net realized and unrealized gain (loss)	.822
Total from investment operations	.940
Distributions from net investment income	(.134)
Distributions from net realized gain	(.036)
Total distributions	(.170)
Net asset value, end of period	$10.77
Total ReturnC	9.45%
Ratios to Average Net AssetsD,E,F
Expenses before reductions	.64%G
Expenses net of fee waivers, if any	.64%G
Expenses net of all reductions	.64%G
Net investment income (loss)	1.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,676
Portfolio turnover rateF	54%G

 A For the period August 16, 2019 (commencement of operations) to July 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2020

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company LLC (FMR).

Effective after the close of business July 26, 2019, each Fund's publicly offered shares classes were consolidated into a single share class. The surviving class is Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund. All prior fiscal period dollar and share amounts for the classes that closed, which are presented in the Notes to Financial Statements, are for the period August 1, 2018 through July 26, 2019.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Fund's expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2020, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$37,715,669	$2,636,622	$(435,979)	$2,200,643
Fidelity Simplicity RMD 2010 Fund	10,504,207	760,527	(160,118)	600,409
Fidelity Simplicity RMD 2015 Fund	20,354,453	1,606,438	(415,260)	1,191,178
Fidelity Simplicity RMD 2020 Fund	47,160,605	3,591,702	(1,386,366)	2,205,336
Fidelity Simplicity RMD 2025 Fund	5,491,415	286,905	(101,986)	184,919

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$17,109	$39,197	$2,200,643
Fidelity Simplicity RMD 2010 Fund	8,378	38,521	600,409
Fidelity Simplicity RMD 2015 Fund	12,643	123,861	1,191,178
Fidelity Simplicity RMD 2020 Fund	19,202	236,608	2,205,336
Fidelity Simplicity RMD 2025 Fund	6,215	32,003	184,919

Due to large subscriptions in the period, Fidelity Simplicity RMD 2025 Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

July 31, 2020
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$434,455	$159,677	$594,132
Fidelity Simplicity RMD 2010 Fund	213,600	136,727	350,327
Fidelity Simplicity RMD 2015 Fund	385,762	357,866	743,628
Fidelity Simplicity RMD 2020 Fund	839,048	927,622	1,766,670
Fidelity Simplicity RMD 2025 Fund(a)	38,218	4,615	42,833

 (a) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

July 31, 2019
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$343,193	$138,234	$481,427
Fidelity Simplicity RMD 2010 Fund	178,379	142,043	320,422
Fidelity Simplicity RMD 2015 Fund	375,716	238,419	614,135
Fidelity Simplicity RMD 2020 Fund	695,823	456,028	1,151,851

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Simplicity RMD Income Fund	11,890,223	9,616,090
Fidelity Simplicity RMD 2010 Fund	5,762,171	5,632,617
Fidelity Simplicity RMD 2015 Fund	10,031,088	10,321,910
Fidelity Simplicity RMD 2020 Fund	26,974,918	22,220,243
Fidelity Simplicity RMD 2025 Fund	7,121,597	1,630,593

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

For the reporting period, the total annual management fee rate for each Fund was as follows:

Fidelity Simplicity RMD Income Fund	.46%
Fidelity Simplicity RMD 2010 Fund	.51%
Fidelity Simplicity RMD 2015 Fund	.55%
Fidelity Simplicity RMD 2020 Fund	.60%
Fidelity Simplicity RMD 2025 Fund	.64%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed certain Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Fidelity Simplicity RMD 2025 Fund	$72

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Simplicity RMD 2020 Fund	$2

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2020	Year ended July 31, 2019
Fidelity Simplicity RMD Income Fund
Distributions to shareholders
Class A	$–	$6,375
Class M	–	3,305
Class C	–	2,558
Fidelity Simplicity RMD Income	594,132	467,916
Class I	–	1,273
Total	$594,132	$481,427
Fidelity Simplicity RMD 2010 Fund
Distributions to shareholders
Class A	$–	$8,187
Class M	–	884
Class C	–	4,198
Fidelity Simplicity RMD 2010	350,327	304,459
Class I	–	2,694
Total	$350,327	$320,422
Fidelity Simplicity RMD 2015 Fund
Distributions to shareholders
Class A	$–	$10,845
Class M	–	14,930
Class C	–	2,360
Fidelity Simplicity RMD 2015	743,628	585,582
Class I	–	418
Total	$743,628	$614,135
Fidelity Simplicity RMD 2020 Fund
Distributions to shareholders
Class A	$–	$1,413
Class M	–	20,845
Class C	–	3,697
Fidelity Simplicity RMD 2020	1,766,670	1,123,264
Class I	–	2,632
Total	$1,766,670	$1,151,851
Fidelity Simplicity RMD 2025 Fund(a)
Distributions to shareholders
Fidelity Simplicity RMD 2025	$42,833	$–
Total	$42,833	$–

 (a) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2020	Year ended July 31, 2019	Year ended July 31, 2020	Year ended July 31, 2019
Fidelity Simplicity RMD Income Fund
Class A
Shares sold	–	2,079	$–	$118,671
Reinvestment of distributions	–	96	–	5,420
Shares redeemed	–	(5,603)	–	(327,812)
Net increase (decrease)	–	(3,428)	$–	$(203,721)
Class M
Reinvestment of distributions	–	35	$–	$1,941
Shares redeemed	–	(2,191)	–	(127,972)
Net increase (decrease)	–	(2,156)	$–	$(126,031)
Class C
Shares sold	–	176	$–	$10,000
Reinvestment of distributions	–	46	–	2,558
Shares redeemed	–	(2,374)	–	(135,024)
Net increase (decrease)	–	(2,152)	$–	$(122,466)
Fidelity Simplicity RMD Income
Shares sold	125,402	203,764	$7,404,737	$11,675,868
Issued in exchange for the shares of Fidelity Simplicity RMD 2005 Fund	254,282	–	15,422,197	–
Reinvestment of distributions	8,825	7,265	519,797	408,908
Shares redeemed	(96,736)	(83,303)	(5,624,620)	(4,752,024)
Net increase (decrease)	291,773	127,726	$17,722,111	$7,332,752
Class I
Reinvestment of distributions	–	18	$–	$1,015
Shares redeemed	–	(925)	–	(53,278)
Net increase (decrease)	–	(907)	$–	$(52,263)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	–	118	$–	$6,127
Reinvestment of distributions	–	160	–	8,187
Shares redeemed	–	(4,149)	–	(222,389)
Net increase (decrease)	–	(3,871)	$–	$(208,075)
Class M
Reinvestment of distributions	–	17	$–	$884
Shares redeemed	–	(462)	–	(24,833)
Net increase (decrease)	–	(445)	$–	$(23,949)
Class C
Reinvestment of distributions	–	83	$–	$4,198
Shares redeemed	–	(2,534)	–	(134,848)
Net increase (decrease)	–	(2,451)	$–	$(130,650)
Fidelity Simplicity RMD 2010
Shares sold	63,449	93,708	$3,418,223	$4,896,095
Reinvestment of distributions	5,847	5,094	314,199	261,294
Shares redeemed	(67,160)	(30,351)	(3,563,043)	(1,572,109)
Net increase (decrease)	2,136	68,451	$169,379	$3,585,280
Class I
Reinvestment of distributions	–	53	$–	$2,694
Shares redeemed	–	(1,249)	–	(67,014)
Net increase (decrease)	–	(1,196)	$–	$(64,320)
Fidelity Simplicity RMD 2015 Fund
Class A
Shares sold	–	1,491	$–	$86,061
Reinvestment of distributions	–	192	–	10,845
Shares redeemed	–	(7,363)	–	(437,292)
Net increase (decrease)	–	(5,680)	$–	$(340,386)
Class M
Reinvestment of distributions	–	219	$–	$12,306
Shares redeemed	–	(8,571)	–	(504,629)
Net increase (decrease)	–	(8,352)	$–	$(492,323)
Class C
Shares sold	–	175	$–	$10,000
Reinvestment of distributions	–	43	–	2,360
Shares redeemed	–	(1,720)	–	(98,388)
Net increase (decrease)	–	(1,502)	$–	$(86,028)
Fidelity Simplicity RMD 2015
Shares sold	87,822	159,138	$5,195,147	$9,212,720
Reinvestment of distributions	11,051	8,782	657,979	495,398
Shares redeemed	(102,387)	(48,314)	(6,035,894)	(2,751,738)
Net increase (decrease)	(3,514)	119,606	$(182,768)	$6,956,380
Class I
Reinvestment of distributions	–	7	$–	$418
Shares redeemed	–	(198)	–	(11,871)
Net increase (decrease)	–	(191)	$–	$(11,453)
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	–	25	$–	$1,413
Shares redeemed	–	(718)	–	(43,299)
Net increase (decrease)	–	(693)	$–	$(41,886)
Class M
Reinvestment of distributions	–	271	$–	$15,319
Shares redeemed	–	(11,759)	–	(706,960)
Net increase (decrease)	–	(11,488)	$–	$(691,641)
Class C
Reinvestment of distributions	–	67	$–	$3,697
Shares redeemed	–	(2,279)	–	(135,203)
Net increase (decrease)	–	(2,212)	$–	$(131,506)
Fidelity Simplicity RMD 2020
Shares sold	243,643	362,678	$14,635,546	$20,993,008
Reinvestment of distributions	27,880	18,577	1,672,437	1,046,172
Shares redeemed	(195,913)	(108,909)	(11,359,065)	(6,275,576)
Net increase (decrease)	75,610	272,346	$4,948,918	$15,763,604
Class I
Reinvestment of distributions	–	47	$–	$2,632
Shares redeemed	–	(1,251)	–	(75,302)
Net increase (decrease)	–	(1,204)	$–	$(72,670)
Fidelity Simplicity RMD 2025(a)
Shares sold	584,677	–	$6,026,202	$–
Reinvestment of distributions	4,053	–	42,481	–
Shares redeemed	(61,640)	–	(615,620)	–
Net increase (decrease)	527,090	–	$5,453,063	$–

 (a) For the period August 16, 2019 (commencement of operations) to July 31, 2020.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Simplicity RMD 2025 Fund	19%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

11. Merger Information.

On July 17, 2020, Fidelity Simplicity RMD Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Simplicity RMD 2005 Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of Fidelity Simplicity RMD Income Fund for shares then outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $15,422,197, including securities of $15,415,464 and unrealized appreciation of $834,383, was combined with Fidelity Simplicity RMD Income Fund's net assets of $24,003,631 for total net assets after the acquisition of $39,425,828.

Pro forma results of operations of the combined entity for the entire period ended July 31, 2020, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$653,031
Total net realized gain (loss)	231,952
Total change in net unrealized appreciation (depreciation)	1,712,194
Net increase (decrease) in net assets resulting from operations	$2,597,177

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that has been included in Fidelity Simplicity RMD Income Fund's accompanying Statement of Operations since July 17, 2020.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD 2025 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the Fidelity Simplicity RMD 2025 Fund; the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from August 16, 2019 (commencement of operations) to July 31, 2020 for the Fidelity Simplicity RMD 2025 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 11, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 280 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 to July 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Expenses Paid During Period-B February 1, 2020 to July 31, 2020
Fidelity Simplicity RMD Income Fund	.46%
Actual		$1,000.00	$1,032.70	$2.32
Hypothetical-C		$1,000.00	$1,022.58	$2.31
Fidelity Simplicity RMD 2010 Fund	.51%
Actual		$1,000.00	$1,030.70	$2.57
Hypothetical-C		$1,000.00	$1,022.33	$2.56
Fidelity Simplicity RMD 2015 Fund	.55%
Actual		$1,000.00	$1,028.70	$2.77
Hypothetical-C		$1,000.00	$1,022.13	$2.77
Fidelity Simplicity RMD 2020 Fund	.60%
Actual		$1,000.00	$1,025.90	$3.02
Hypothetical-C		$1,000.00	$1,021.88	$3.02
Fidelity Simplicity RMD 2025 Fund	.64%
Actual		$1,000.00	$1,024.20	$3.22
Hypothetical-C		$1,000.00	$1,021.68	$3.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Simplicity RMD Income FundSM	09/14/2020	09/11/2020	$0.061
Fidelity Simplicity RMD 2010 FundSM	09/14/2020	09/11/2020	$0.192
Fidelity Simplicity RMD 2015 FundSM	09/14/2020	09/11/2020	$0.351
Fidelity Simplicity RMD 2020 FundSM	09/14/2020	09/11/2020	$0.297
Fidelity Simplicity RMD 2025 FundSM	09/14/2020	09/11/2020	$0.065

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD Income FundSM	$115,336
Fidelity Simplicity RMD 2010 FundSM	$102,206
Fidelity Simplicity RMD 2015 FundSM	$255,926
Fidelity Simplicity RMD 2020 FundSM	$570,516
Fidelity Simplicity RMD 2025 FundSM	$36,618

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 17, 2020, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD 2005 FundSM	$141,141

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Simplicity RMD Income FundSM	25.76%
Fidelity Simplicity RMD 2005 FundSM	25.65%
Fidelity Simplicity RMD 2010 FundSM	21.22%
Fidelity Simplicity RMD 2015 FundSM	17.62%
Fidelity Simplicity RMD 2020 FundSM	14.80%
Fidelity Simplicity RMD 2025 FundSM	14.27%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Simplicity RMD Income FundSM
September 2019	15%
October 2019	23%
November 2019	23%
December 2019	23%
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%
Fidelity Simplicity RMD 2005 FundSM
September 2019	15%
October 2019	24%
November 2019	24%
December 2019	24%
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%
Fidelity Simplicity RMD 2010 FundSM
September 2019	24%
October 2019	33%
November 2019	33%
December 2019	33%
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%
Fidelity Simplicity RMD 2015 FundSM
September 2019	32%
October 2019	41%
November 2019	41%
December 2019	41%
February 2020	2%
March 2020	2%
April 2020	2%
May 2020	2%
June 2020	2%
July 2020	2%
Fidelity Simplicity RMD 2020 FundSM
September 2019	41%
October 2019	50%
November 2019	50%
December 2019	50%
February 2020	4%
March 2020	4%
April 2020	4%
May 2020	4%
June 2020	4%
July 2020	4%
Fidelity Simplicity RMD 2025 FundSM
September 2019	56%
October 2019	56%
November 2019	56%
December 2019	56%
February 2020	7%
March 2020	7%
April 2020	7%
May 2020	7%
June 2020	7%
July 2020	7%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Simplicity RMD Income FundSM
September 2019	1%
October 2019	1%
November 2019	1%
December 2019	1%
February 2020	2%
March 2020	2%
April 2020	2%
May 2020	2%
June 2020	2%
July 2020	2%
Fidelity Simplicity RMD 2005 FundSM
September 2019	1%
October 2019	1%
November 2019	1%
December 2019	1%
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%
Fidelity Simplicity RMD 2010 FundSM
September 2019	1%
October 2019	2%
November 2019	2%
December 2019	2%
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%
Fidelity Simplicity RMD 2015 FundSM
September 2019	1%
October 2019	2%
November 2019	2%
December 2019	2%
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%
Fidelity Simplicity RMD 2020 FundSM
September 2019	2%
October 2019	2%
November 2019	2%
December 2019	2%
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%
Fidelity Simplicity RMD 2025 FundSM
September 2019	2%
October 2019	2%
November 2019	2%
December 2019	2%
February 2020	1%
March 2020	1%
April 2020	1%
May 2020	1%
June 2020	1%
July 2020	1%

The funds will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SRD-ANN-0920
1.9881721.103

Item 2.

Code of Ethics

As of the end of the period, July 31, 2020, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement 2030 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund and Fidelity Simplicity RMD Income Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$26,500	$-	$6,900	$500
Fidelity Managed Retirement 2015 Fund	$26,500	$-	$6,900	$500
Fidelity Managed Retirement 2020 Fund	$26,500	$-	$6,900	$500
Fidelity Managed Retirement 2025 Fund	$26,500	$-	$6,900	$500
Fidelity Managed Retirement 2030 Fund	$16,800	$-	$6,900	$400
Fidelity Managed Retirement Income Fund	$26,500	$-	$6,900	$500
Fidelity Simplicity RMD 2010 Fund	$15,200	$-	$6,900	$400
Fidelity Simplicity RMD 2015 Fund	$15,200	$-	$6,900	$400
Fidelity Simplicity RMD 2020 Fund	$15,200	$-	$6,900	$400
Fidelity Simplicity RMD 2025 Fund	$13,800	$-	$6,900	$400
Fidelity Simplicity RMD Income Fund	$15,200	$-	$6,900	$400

July 31, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Managed Retirement 2010 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement 2015 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement 2020 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement 2025 Fund	$23,000	$-	$5,000	$700
Fidelity Managed Retirement 2030 Fund	$-	$-	$-	$-
Fidelity Managed Retirement Income Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD 2010 Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD 2015 Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD 2020 Fund	$23,000	$-	$5,000	$700
Fidelity Simplicity RMD 2025 Fund	$-	$-	$-	$-
Fidelity Simplicity RMD Income Fund	$23,000	$-	$5,000	$700

A Amounts may reflect rounding.

B Fidelity Managed Retirement 2030 Fund and Fidelity Simplicity RMD 2025 Fund commenced operations on August 16, 2019.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management

& Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2020A,B	July 31, 2019A,B
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Managed Retirement 2030 Fund and Fidelity Simplicity RMD 2025 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2020A,B	July 31, 2019A,B
Deloitte Entities	$585,400	$765,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Managed Retirement 2030 Fund and Fidelity Simplicity RMD 2025 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2020